UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10401

Trust for Professional Managers
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI  53202
 (Address of principal executive offices) (Zip code)

Adam W. Smith
U.S. Bancorp Fund Services, LLC
 615 East Michigan Street
Milwaukee, WI  53202
 (Name and address of agent for service)

(414) 765-6115
Registrant's telephone number, including area code

Date of fiscal year end: August 31, 2017

Date of reporting period:  February 28, 2017

Item 1. Reports to Stockholders.

Semi-Annual Report | February 28, 2017

Performance Trust Strategic Bond
Fund (Symbol: PTIAX) and
Performance Trust Municipal Bond
Fund (Symbols: PTIMX, PTRMX)

© 2017 PT Asset Management, LLC. All Rights Reserved.

LETTER FROM THE INVESTMENT ADVISER

Dear Fellow Shareholders:

Performance Trust Strategic Bond Fund (PTIAX) Semi-Annual Management
Discussion and Analysis:  9/1/2016 – 2/28/2017

For the six-month period ended February 28, 2017, the Performance Trust Strategic Bond Fund (“PTIAX” or the “Fund”) posted a return of 0.56%, assuming all dividends were reinvested into the Fund. The Bloomberg Barclays Aggregate Bond Index returned -2.19% over the same time period.

We are pleased to report a positive return for the period given the magnitude of the rise in interest rates. The yield on the 10-year Treasury was up 81 basis points (+0.81%) over the past six months (from 1.58% to 2.39%), and the yield on the 5-year Treasury was up 73 basis points (+0.73%). Prices on bonds fall as rates rise which largely explains the negative return on the Index.

The graph below shows the Treasury yield curve at the beginning of the period (blue line) and the end (red line).

The primary reason for our outperformance was the large allocation to structured credit. The position varied somewhat over the period but roughly ranged from 57% to 61% of the Fund. This asset class collectively (mostly non-agency residential mortgage-backed securities (RMBS), but also some commercial mortgage-backed securities (CMBS) and collateralized loan obligations (CLOs)) changed little in price, and once the carry (yield) was accounted for, returned around 4% during the period. This is very important in assessing the effectiveness of our strategy as the structured credit allocation has always been in place precisely for this reason – to seek protection in a rising interest rate scenario.

Municipal bond prices, both taxable and tax-exempt, are much more sensitive to interest rates, and thus were collectively down around 4% in total return over the period. Municipal bond yields were, in fact, up even more than Treasuries. Ten-year AAA rated municipal bond yields were up 87 basis points over the period (+0.87%). This is a rare occurrence. Typically, in rising rate events, tax-exempt municipal bond yields will rise less than Treasuries. So, our municipal allocation was particularly hard hit over the period. Allocation to taxable and tax-exempt municipal bonds averaged roughly 33% over the period.

From the end of August to the end of February, the Fund grew by more than 20%, from $687 million to $834 million. Maintaining desired allocations was the primary management challenge throughout the period. The table below shows a more complete picture of allocations at the beginning of the period and the end.

	9/1/2016	2/28/2017
Non-Agency RMBS	42.68%	48.85%
CLOs	5.91%	2.76%
CMBS	8.40%	9.02%
Sub-total Structured Credit	56.99%	60.63%
Cash	4.16%	2.19%
Treasuries	2.36%	1.82%
Corporate Bonds	3.46%	1.83%
Tax-Exempt Municipal Bonds	18.76%	20.56%
Taxable Municipal Bonds	14.27%	12.97%

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTIMX, PTRMX)

LETTER FROM THE INVESTMENT ADVISER

Looking Forward

As readers of the shareholder letter are aware, the shape of the yield curve is as likely to motivate our decision making as is the absolute level of rates. Relative to six months ago, we have both higher rates and a steeper yield curve. On the margin, this makes interest rate sensitive assets more attractive than they were six months ago. While changes in allocations will likely be small, we are currently shopping aggressively for taxable and tax-exempt municipal bonds, and corporate bonds that we believe have good total return features – convexity, lack of extension risk, spread tightening potential, etc.

None of this diminishes our enthusiasm for structured credit, particularly non-agency mortgages.  Fundamentals of the asset class continue to improve, as can be seen in the graphs below. These graphs refer to the underlying loans in PTIAX non-agency mortgage bonds.

Loans that have been perfect pay for the last 24 months – Left Axis
Loans delinquent 60 days or more – Right Axis

FHFA Housing Price Adjusted Loan-to-Value

Aside from the trends above, we are also seeing some anecdotal evidence of other positive developments in the asset class. The best example of this is seriously delinquent loans prepaying – not being liquidated, but simply prepaying. Thus, some loans (albeit a small cohort) that we had modeled to repay at 50 or 60 cents on the dollar are paying off at par. While some studies have called this development into question, we have certainly seen an uptick at least in the

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTIMX, PTRMX)

LETTER FROM THE INVESTMENT ADVISER

collateral we tend to favor – fixed-rate, highly seasoned, fully amortizing, prime and Alt-A collateral. It is for this and other reasons we are beginning to believe that upside surprises are a real possibility in the asset class.

Performance Trust Municipal Bond Fund (PTIMX, PTRMX) Semi-Annual Management
 Discussion and Analysis:  9/1/2016 – 2/28/2017

For the six-month period ended February 28, 2017, the Institutional Class shares of the Performance Trust Municipal Bond (“PTIMX” or the “Fund”) declined by 4.11%, assuming dividends were reinvested, underperforming the Bloomberg Barclays Municipal Bond Index’s decline of 2.80%. PTIMX’s underperformance relative to the Index is attributable to its 6.8 year duration relative to the Index’s 5.1 year duration in a rapidly rising interest rate environment. Over the six-month period, municipal bond interest rates rose by 0.95% in the 20-year part of the yield curve. However, over time, we believe the Fund’s performance will be attributable to a variety of return factors that are less impactful in the shorter term.

Over the past six months, the municipal bond market has primarily been driven lower by expectations that President Donald Trump’s policies will result in higher interest rates. Some investors believe Trump’s policies, such as tax reform and infrastructure spending, could throw the economy in high gear, resulting in higher inflation. However, the interest rate move over the past several months appears to be based on speculation rather than actual policies that have been signed into law. There are still pockets of dissent within the Republican-controlled Congress (as evidenced by the fractured effort to repeal the Affordable Care Act), which could leave any fiscal policy materially different than initially envisioned. That being said, market participants have also pointed to economic strength and Federal Reserve rhetoric increasing the likelihood of the Federal Open Markets Committee (“FOMC”) taking interest rates higher in March. Still, Federal Reserve Dot Plots indicate that the FOMC intends to increase interest rates only at a gradual pace (no more than three to four times in 2017).

The most recent rate movement has certainly detracted from PTIMX’s performance over the short term.  We believe, however, that there is great value on not making active bets on interest rates, especially given the poor track records of economists’ predictions. We believe a superior approach to running a total return portfolio is to find bonds that, with time, have the potential to generate higher total returns whether interest rates rise or fall. With a medium-term strategy, as Shape Management® is, short term interest rate movements can distort the medium-term benefits of rolling the yield curve, collecting coupons, spread tightening, and other forms of return that take time to materialize. As a result, we have shifted our portfolio to the twenty-year part of the yield curve where the medium-term total return benefits are most pronounced. We have also increased our exposure to bonds that don’t have imbedded call options to limit our extension risk in case of additional short term interest rate increases.

Many of the portfolio themes that we have mentioned in the past continue to be investable opportunities. For example, we continue to invest in bonds subject to the alternative minimum tax (“AMT”) because we believe they have not fully priced in the probability that the AMT could be eliminated through the passage of tax reform. Additionally, we have been maintaining a larger allocation to higher credit quality bonds as credit-spreads remain tight. We have reserved our below investment grade exposure for bonds we believe present the best investment “stories” (referred internally to as our “special situation” bucket). By investing in these portfolio themes and by maintaining a well-structured portfolio, we believe the Fund is well positioned to weather many permutations of interest rate movements over the medium-term.

Risk Management for the Funds

The Portfolio Management team employs Shape Management® as a key component of our investment process. Shape Management® is a proprietary means of applying total return scenario analysis to both individual bonds and portfolios of bonds. Total return scenario analysis applies various interest rate shifts, yield curve slope analysis, reinvestment rate assumptions and probability analysis to determine a bond’s “shape”, or how we believe that bond will perform in various interest rate environments.

We measure the risk of the portfolio on both an individual bond and portfolio level. Interest rate and credit spread volatility effects are measured by evaluating portfolio performance in fluctuating yield environments. Idiosyncratic risks are evaluated and diversified across coupon, credit quality, maturity, credit sector, duration, position size, and state. Liquidity is managed through a line of credit, cash balance, allocation limits to individual issuers, and allocation limits to the sectors. Management regularly reviews the risks of the portfolio in order to appropriately position its holdings based on the continuously changing uncertainties associated with the RMBS and municipal markets.

For the RMBS allocation, Management regularly stresses the bonds for various credit scenarios incorporating decreases in home prices and increases in unemployment akin to those experienced in the credit crises. We combine these stress scenarios with various movements in credit spreads to monitor the risks inherent in the RMBS allocation of the portfolio.

Past performance is not indicative of future returns. There can be no guarantee that any strategy (risk management or otherwise) will be successful. All investing involves risk, including potential loss of principal. The views in this report were those of the Funds’ Managers as of February 28, 2017 and may not reflect the views of the Funds’ Managers on the date this Report is first published or anytime thereafter. These views are intended to assist shareholders of the Funds in understanding their investments in the Funds and do not constitute investment advice.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTIMX, PTRMX)

GROWTH OF PERFORMANCE TRUST STRATEGIC BOND FUND (PTIAX)

Performance Trust Strategic Bond Fund (Unaudited)

Total Return vs. Bloomberg Barclays Capital Aggregate Bond Index

Average Annual Returns—For the Periods Ended February 28, 2017 (Unaudited)

				ANNUALIZED
	ONE	THREE	FIVE	SINCE INCEPTION
	YEAR	YEAR	YEAR	(AUGUST 31, 2010)(1)

Performance Trust Strategic Bond Fund	5.50%	5.01%	5.78%	6.78%
Bloomberg Barclays Capital Aggregate Bond Index	1.42%	2.64%	2.24%	2.85%

(1)	The Performance Trust Strategic Bond Fund (the “Fund”) commenced investment operations on September 1, 2010.

The Bloomberg Barclays Capital Aggregate Bond Index is a broad-based benchmark that measures the investment grade, Barclays Capital dollar denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, Mortgage-Backed Securities (agency fixed-rate and hybrid Adjustable-Rate Mortgage Passthroughs), Asset-Backed Securities, and Commercial Mortgage-Backed Securities. The Bloomberg Barclays Capital Aggregate Bond Index was created in 1986, with index history backfilled to January 1, 1976. The chart at the top of the page assumes an initial gross investment of $10,000 made on August 31, 2010, the inception date for the Fund.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of Fund shares. Returns shown include the reinvestment of all Fund distributions. Investment performance reflects fee waivers in effect. In absence of such waivers, total returns would be reduced.

Performance data shown represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance shown. Performance data current to the most recent month end may be obtained by calling1 (877) 738-9095 or by visiting www.PTAMfunds.com.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTIMX, PTRMX)

PERFORMANCE TRUST STRATEGIC BOND FUND (PTIAX)

Allocation of Portfolio Holdings (% of Investments) (Unaudited)
As of February 28, 2017

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTIMX, PTRMX)

GROWTH OF PERFORMANCE TRUST MUNICIPAL BOND FUND (PTIMX)

Performance Trust Municipal Bond Fund – Institutional Class (Unaudited)

Total Return vs. Bloomberg Barclays Capital Municipal Bond Index

Average Annual Returns—For the Periods Ended February 28, 2017 (Unaudited)

				ANNUALIZED
	ONE	THREE	FIVE	SINCE INCEPTION
	YEAR	YEAR	YEAR	(JUNE 30, 2011)

Performance Trust Municipal Bond Fund –
Institutional Class	(0.07)%	4.69%	4.82%	6.16%
Bloomberg Barclays Capital Municipal Bond Index	0.25%	3.53%	3.07%	4.20%

The Bloomberg Barclays Capital Municipal Bond Index is a rules based, market-value-weighted index engineered for the long-term tax-exempt bond market. The index tracks general obligation bonds, revenue bonds, insured bonds, and pre-refunded bonds rated Baa3/ BBB or higher by at least two of the ratings agencies: Moody’s, S&P and Fitch. The Bloomberg Barclays Capital Municipal Bond Index was created in 1986, with index history backfilled to January 1, 1976. The chart at the top of the page assumes an initial gross investment of $1,000,000 made on June 30, 2011, the inception date for the Institutional Class shares of the Performance Trust Municipal Bond Fund (the “Fund”).

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown include the reinvestment of all Fund distributions. Investment performance reflects fee waivers in effect. In absence of such waivers, total returns would be reduced.

Performance data shown represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance shown. Performance data current to the most recent month end may be obtained by calling 1 (877) 738-9095 or by visiting www.PTAMfunds.com.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTIMX, PTRMX)

GROWTH OF PERFORMANCE TRUST MUNICIPAL BOND FUND (PTRMX)

Performance Trust Municipal Bond Fund – Retail Class (Unaudited)

Total Return vs. Bloomberg Barclays Capital Municipal Bond Index

Average Annual Returns—For the Periods Ended February 28, 2017 (Unaudited)

			ANNUALIZED
	ONE	THREE	SINCE INCEPTION
	YEAR	YEAR	(SEPTEMBER 28, 2012)
Performance Trust Municipal Bond Fund – Retail Class	(0.28)%	4.49%	3.48%
Bloomberg Barclays Capital Municipal Bond Index	0.25%	3.53%	2.66%

The Bloomberg Barclays Capital Municipal Bond Index is a rules based, market-value-weighted index engineered for the long-term tax-exempt bond market. The index tracks general obligation bonds, revenue bonds, insured bonds, and pre-refunded bonds rated Baa3/ BBB or higher by at least two of the ratings agencies: Moody’s, S&P and Fitch. The Bloomberg Barclays Capital Municipal Bond Index was created in 1986, with index history backfilled to January 1, 1976. The chart at the top of the page assumes an initial gross investment of $10,000 made on September 28, 2012, the inception date for the Retail Class shares of the Performance Trust Municipal Bond Fund (the “Fund”).

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown include the reinvestment of all Fund distributions. Investment performance reflects fee waivers in effect. In absence of such waivers, total returns would be reduced.

Performance data shown represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance shown. Performance data current to the most recent month end may be obtained by calling 1 (877) 738-9095 or by visiting www.PTAMfunds.com.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTIMX, PTRMX)

PERFORMANCE TRUST MUNICIPAL BOND FUND (PTIMX, PTRMX)

Allocation of Portfolio Holdings (% of Investments) (Unaudited)
As of February 28, 2017

*	For additional details on allocation of portfolio holdings by state, please see the Schedule of Investments.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTIMX, PTRMX)

STATEMENTS OF ASSETS AND LIABILITIES
February 28, 2017 (Unaudited)

	Performance Trust	Performance Trust
	Strategic	Municipal
	Bond Fund	Bond Fund
Assets
Investments, at value (cost $825,282,105 and $169,063,439, respectively)	$824,781,596	$170,210,327
Cash	675,691	5,440,400
Dividend and interest receivable	5,061,369	1,542,686
Receivable for Fund shares sold	5,012,338	736,585
Other assets	46,642	20,605
Total Assets	835,577,636	177,950,603

Liabilities
Payable for investments purchased	220,240	1,256,510
Payable for Fund shares redeemed	605,664	23,636
Payable to Adviser	376,314	38,399
Payable to affiliates	107,020	49,971
Payable for distribution fees	—	4,839
Accrued expenses and other liabilities	5,620	17,985
Total Liabilities	1,314,858	1,391,340

Net Assets	$834,262,778	$176,559,263

Net Assets Consist Of:
Paid-in capital	$844,450,576	$176,323,812
Accumulated undistributed net investment income (loss)	(1,742,366)	88,750
Accumulated undistributed net realized loss on investments	(7,944,923)	(1,000,187)
Net unrealized appreciation (depreciation) on investments	(500,509)	1,146,888
Net Assets	$834,262,778	$176,559,263

Strategic Bond Fund Shares
Net assets	$834,262,778
Shares of beneficial interest outstanding (unlimited
number of shares authorized, $0.001 par value)	37,124,397
Net asset value, redemption and offering price per share(1)	$22.47

Municipal Bond Fund Shares – Institutional Class
Net assets		$151,273,927
Shares of beneficial interest outstanding (unlimited
number of shares authorized, $0.001 par value)		6,422,440
Net asset value, redemption and offering price per share(1)		$23.55

Municipal Bond Fund Shares – Retail Class
Net assets		$25,285,336
Shares of beneficial interest outstanding (unlimited
number of shares authorized, $0.001 par value)		1,072,682
Net asset value, redemption and offering price per share(1)		$23.57

(1)	If applicable, redemption price per share may be reduced by 2.00% redemption fee for shares redeemed within sixty days of purchase.
The accompanying notes are an integral part of these financial statements.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTIMX, PTRMX)

PERFORMANCE TRUST STRATEGIC BOND FUND — SCHEDULE OF INVESTMENTS
February 28, 2017 (Unaudited)

	PRINCIPAL
	AMOUNT	VALUE

ASSET BACKED SECURITIES–6.45%

Adirondack Park CLO Ltd.
2013-1A, 4.023%, 04/15/2024 (a)	$3,300,000	$3,301,689
2013-1A, 4.673%, 04/15/2024 (a)	2,800,000	2,846,570

Apidos CLO XIV
2013-14A, 4.523%, 04/15/2025 (a)	2,460,000	2,496,482

Ares CLO Ltd.
2012-2A, 3.718%, 10/12/2023 (a)	5,000,000	5,063,470

Ares XXVI CLO Ltd.
2013-1A, 3.773%, 04/15/2025 (a)	500,000	500,208

Bayview Financial Acquisition Trust
2007-A, 6.725%, 05/28/2037 (a)	5,800,000	6,394,673

Carlyle Global Market
Strategies CLO Ltd.
2012-2A, 3.130%, 07/20/2023 (a)	3,000,000	3,002,772

Carrington Mortgage Loan Trust
2006-NC3, 0.871%, 08/25/2036 (a)	1,345,845	1,330,536

CSMC Trust
2006-CF1, 5.000%, 11/25/2035 (a)	2,565,000	2,417,321

Equity One Mortgage
Pass-Through Trust
2003-1, 4.860%, 08/25/2033 (a)	2,495,486	2,508,363
2003-3, 4.868%, 12/25/2033 (a)	1,312,633	1,263,633

Finn Square CLO Ltd.
2012-1A, 4.597%, 12/24/2023 (a)	1,500,000	1,500,519

Home Equity Loan Trust
2007-FRE1, 0.908%, 04/25/2037 (a)	563,471	560,480

LCM XII LP
12A, 4.725%, 10/19/2022 (a)	1,000,000	1,000,939

MASTR Asset Securitization Trust
2002-NC1, 3.928%, 10/25/2032 (a)	415,430	417,205

Ownit Mortgage Loan Trust
2005-1, 1.873%, 09/25/2035 (a)	5,191,956	4,751,560

RAAC Trust
2007-RP2, 1.121%, 02/25/2046 (a)	3,846,397	3,710,623

RAMP Trust
2003-RS4, 4.018%, 03/25/2033 (a)	122,379	122,933
2006-RS6, 0.958%, 11/25/2036 (a)	2,184,575	2,018,455

Renaissance Home Equity
Loan Trust
2005-1, 5.016%, 05/25/2035 (a)	1,011,937	1,044,042

Specialty Underwriting &
Residential Finance Trust
2006-BC2, 3.762%, 02/25/2037	1,154,349	633,435

Structured Asset Investment
Loan Trust
2006-4, 0.908%, 07/25/2036 (a)	2,370,827	1,740,141

Tryon Park CLO Ltd.
2013-1A, 3.623%, 07/15/2025 (a)	1,800,000	1,820,754
2013-1A, 4.523%, 07/15/2025 (a)	1,250,000	1,269,227

US Residential Opportunity
Fund III Trust
2016-1lll, 3.475%, 07/27/2036 (a)	2,144,457	2,139,874

TOTAL ASSET BACKED SECURITIES
(Cost $52,819,324)		53,855,904

CORPORATE BONDS–1.56%

Baptist Health South Florida, Inc.
4.590%, 08/15/2021	645,000	697,112

Catholic Health Initiatives
2.950%, 11/01/2022	2,000,000	1,966,510

Enterprise Financial Services Corp.
4.75%, 11/01/2026 (a)	500,000	496,250

Flagstar Bancorp, Inc.
6.125%, 07/15/2021	2,000,000	2,139,352

Flushing Financial Corp.
5.250%, 12/15/2026 (a)	2,000,000	2,045,000

Memorial Health Services
3.496%, 05/01/2022	575,000	592,046

NexBank Capital, Inc.
5.500%, 03/16/2026 (a)	4,000,000	4,041,412

Preferred Bank
6.000%, 06/15/2026 (a)	1,000,000	1,053,750

TOTAL CORPORATE BONDS
(Cost $12,760,048)		13,031,432

MORTGAGE BACKED SECURITIES–52.68%

Adjustable Rate Mortgage Trust
2005-3, 3.320%, 07/25/2035 (a)	1,678,515	1,549,606

Alternative Loan Trust
2004-J3, 4.750%, 04/25/2019	46,566	47,391
2004-30CB, 5.500%, 03/25/2020	264,212	266,018
2005-11CB, 5.500%, 06/25/2025	1,131,864	1,103,422
2006-J3, 5.750%, 05/25/2026	1,097,025	975,235
2004-18CB, 5.500%, 09/25/2034	136,248	139,655
2004-27CB, 6.000%, 12/25/2034	550,811	545,163
2004-29CB, 5.375%, 01/25/2035	219,874	221,422
2004-28CB, 6.000%, 01/25/2035	974,525	999,041
2005-6CB, 7.500%, 04/25/2035	213,789	230,850
2005-21CB, 6.000%, 06/25/2035	1,918,083	1,922,677
2005-26CB, 5.500%, 07/25/2035	342,397	310,680
2005-40CB, 5.500%, 10/25/2035	110,263	97,266
2005-46CB, 5.500%, 10/25/2035	556,848	530,259
2005-63, 3.214%, 11/25/2035 (a)	2,326,769	1,878,946
2005-52CB, 5.500%, 11/25/2035	49,848	45,278
2005-52CB, 5.500%, 11/25/2035	120,402	109,364
2005-52CB, 5.500%, 11/25/2035	264,587	240,330

Percentages are stated as a percent of net assets.
The accompanying notes are an integral part of these financial statements.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTIMX, PTRMX)

PERFORMANCE TRUST STRATEGIC BOND FUND — SCHEDULE OF INVESTMENTS (CONT.)
February 28, 2017 (Unaudited)

	PRINCIPAL
	AMOUNT	VALUE

Alternative Loan Trust (Cont.)
2005-J13, 5.500%, 11/25/2035	$248,818	$227,385
2005-65CB, 0.000%, 12/25/2035 (d)	2,059,569	1,273,760
2005-64CB, 5.500%, 12/25/2035	103,473	99,258
2005-65CB, 5.500%, 01/25/2036	285,023	263,915
2005-73CB, 5.750%, 01/25/2036	585,024	479,866
2005-86CB, 5.500%, 02/25/2036	308,209	268,637
2006-4CB, 1.478%, 04/25/2036 (a)	708,130	415,970
2006-6CB, 5.500%, 05/25/2036	283,460	265,397
2006-12CB, 5.750%, 05/25/2036 (a)	1,086,421	801,630
2006-16CB, 6.000%, 06/25/2036	314,742	260,231
2006-19CB, 1.178%, 08/25/2036 (a)	1,576,340	1,054,482
2006-24CB, 5.750%, 06/25/2036	490,921	422,443
2006-19CB, 6.000%, 08/25/2036	315,874	278,541
2006-19CB, 6.000%, 08/25/2036 (a)	2,369,561	2,089,505
2006-32CB, 5.500%, 11/25/2036	345,357	289,093
2006-31CB, 6.000%, 11/25/2036	51,515	41,380
2006-32CB, 6.000%, 11/25/2036	1,738,624	1,507,277
2006-43CB, 6.000%, 02/25/2037	376,263	327,304
2007-4CB, 5.750%, 04/25/2037	3,642,186	3,422,400
2007-8CB, 6.000%, 05/25/2037	653,381	584,871
2008-2R, 6.000%, 08/25/2037	11,887,808	9,708,631

American Home Mortgage
Investment Trust
2006-2, 6.750%, 06/25/2036	3,017,215	1,331,328

Banc of America Alternative
Loan Trust
2006-3, 6.000%, 04/25/2036	769,330	778,038
2005-5, 5.500%, 06/25/2035	406,343	381,995
2005-5, 6.000%, 06/25/2035	1,929,143	1,901,228
2005-11, 5.750%, 12/25/2035	224,005	194,150
2005-12, 5.750%, 01/25/2036	878,049	753,791
2006-1, 6.500%, 02/25/2036	3,217,666	3,014,107
2006-3, 6.000%, 04/25/2036	8,551,650	8,449,149
2006-9, 1.178%, 01/25/2037 (a)	2,593,937	1,757,655
2006-9, 6.000%, 01/25/2037	571,295	500,247
2007-1, 6.227%, 04/25/2037 (a)	824,651	744,632
2006-4, 6.500%, 05/25/2046	2,921,176	2,880,315
2006-5, 6.000%, 06/25/2046	648,875	569,433

Banc of America Commercial
Mortgage Trust
2016-UB10, 2.007%,
07/15/2049 (a)(b)	9,630,949	1,176,430

Banc of America Funding Trust
2003-3, 5.500%, 10/25/2033	583,770	601,697
2007-4, 5.500%, 11/25/2034	1,601,827	1,589,700
2005-3, 5.500%, 06/25/2035	173,009	181,201
2005-4, 5.500%, 08/25/2035	136,542	141,992
2005-5, 5.500%, 09/25/2035	655,037	676,242
2005-5, 5.500%, 09/25/2035	1,831,886	1,940,074
2005-7, 5.750%, 11/25/2035	103,373	105,978
2005-7, 6.000%, 11/25/2035	523,000	534,446
2006-B, 3.634%, 03/20/2036 (a)	1,892,647	1,582,005
2006-5, 5.750%, 09/25/2036	1,584,108	1,515,057
2006-7, 6.000%, 09/25/2036	2,257,284	2,085,642
2007-1, 6.189%, 01/25/2037 (a)	1,984,741	1,689,846
2007-2, 0.838%, 03/25/2037 (a)	1,363,898	985,166
2007-2, 1.378%, 03/25/2037 (a)	729,317	495,291
2007-3, 1.208%, 04/25/2037 (a)	2,586,816	1,889,173
2007-5, 5.500%, 07/25/2037	2,351,485	1,921,691

Banc of America Mortgage Trust
2004-1, 5.000%, 02/25/2019	503,668	505,987
2004-7, 4.500%, 08/25/2019	199,977	199,810
2004-10, 5.000%, 12/25/2019	128,980	131,387
2005-A, 3.489%, 02/25/2035 (a)	2,047,282	2,045,686

BCAP LLC Trust
2007-AA2, 7.500%, 04/25/2037 (a)	575,647	550,555

Bear Stearns ALT-A Trust
2006-6, 3.410%, 11/25/2036 (a)	971,052	884,509

Bear Stearns ARM Trust
2004-12, 3.782%, 02/25/2035 (a)	985,866	959,467

Bear Stearns Asset Backed
Securities I Trust
2004-AC5, 5.250%, 10/25/2034 (a)	463,205	464,637
2005-AC8, 5.500%, 11/25/2035	6,443	10,031

Chase Mortgage Finance Trust
2005-A1, 3.190%, 12/25/2035 (a)	2,831,498	2,751,677
2006-S4, 6.000%, 12/25/2036	1,411,084	1,168,120
2006-S4, 6.000%, 12/25/2036	1,140,732	944,318
2007-S3, 6.000%, 05/25/2037	2,849,095	2,290,245

Chaseflex Trust
2005-1, 5.500%, 02/25/2035	969,952	910,308

CHL Mortgage Pass-Through Trust
2005-20, 5.250%, 12/25/2027	70,263	67,373
2003-37, 3.172%, 09/25/2033 (a)	1,776,619	1,716,613
2003-44, 5.000%, 10/25/2033	902,996	918,652
2004-4, 5.500%, 05/25/2034	752,121	754,538
2004-J9, 5.500%, 01/25/2035	660,944	668,968
2004-HYB5, 3.329%, 04/20/2035 (a)	1,617,027	1,490,987
2005-HYB2, 3.206%, 05/20/2035 (a)	3,662,672	3,607,078
2005-J3, 5.500%, 09/25/2035	344,815	332,080
2005-27, 5.500%, 12/25/2035	53,412	46,109
2005-30, 5.500%, 01/25/2036	94,266	91,445
2005-HY10, 3.179%, 02/20/2036 (a)	258,738	215,759
2005-HY10, 3.501%, 02/20/2036 (a)	851,986	719,331
2006-J1, 6.000%, 02/25/2036	51,051	41,853
2006-6, 6.000%, 04/25/2036	1,400,351	1,225,080
2006-J4, 6.250%, 09/25/2036	34,524	29,044
2006-16, 6.500%, 11/25/2036	1,251,043	1,078,067
2006-18, 6.000%, 12/25/2036	305,320	281,181
2007-5, 5.750%, 05/25/2037	1,572,221	1,404,072
2007-J2, 6.000%, 07/25/2037	363,347	278,351
2007-HY6, 3.122%, 11/25/2037 (a)	1,178,777	1,020,513
2007-HY5, 3.297%, 09/25/2047 (a)	661,670	605,565

Percentages are stated as a percent of net assets.
The accompanying notes are an integral part of these financial statements.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTIMX, PTRMX)

PERFORMANCE TRUST STRATEGIC BOND FUND — SCHEDULE OF INVESTMENTS (CONT.)
February 28, 2017 (Unaudited)

	PRINCIPAL
	AMOUNT	VALUE

Citicorp Mortgage Securities Trust
2006-3, 5.500%, 06/25/2021	$171,233	$167,389
2007-4, 5.500%, 05/25/2022	284,169	288,427
2006-1, 6.000%, 02/25/2036	324,000	326,397
2006-3, 5.750%, 06/25/2036	636,845	621,973
2006-3, 6.250%, 06/25/2036	2,126,908	2,122,652
2007-3, 5.500%, 04/25/2037	428,737	426,292

Citigroup Commercial
Mortgage Trust
2013-GC11, 4.456%, 04/10/2046 (a)	4,710,000	4,339,763
2016-C2, 1.797%, 08/10/2049 (a)(b)	14,782,666	1,893,702
2016-C3, 1.221%, 11/15/2049 (a)(b)	30,237,264	2,370,995
2016-P6, 0.841%, 12/10/2049 (a)(b)	35,450,290	1,831,653

Citigroup Mortgage Loan Trust
2005-12, 1.571%, 08/25/2035 (a)	1,014,336	845,492
2006-WF1, 5.146%, 03/25/2036 (a)	654,690	456,790
2006-AR7, 3.241%, 11/25/2036 (a)	5,517,846	4,884,472

Citigroup Mortgage Loan Trust, Inc.
Mortgage Pass Through Certificates
2005-7, 2.857%, 9/25/2035 (a)	1,864,067	1,642,267

Citigroup Mortgage Loan Trust, Inc.
2004-2, 9.250%, 08/25/2033	174,367	182,422
2005-WF1, 5.330%, 11/25/2034 (a)	2,742,380	2,763,025

CitiMortgage Alternative Loan Trust
2006-A1, 5.250%, 03/25/2021	59,556	61,112
2007-A4, 5.500%, 04/25/2022	78,434	79,320
2006-A2, 1.378%, 05/25/2036 (a)	1,228,611	910,511
2006-A3, 1.378%, 07/25/2036 (a)	399,414	292,429

COMM Mortgage Trust
2014-CR20, 0.113%,
11/10/2047 (a)(b)	135,999,000	1,209,317
2014-CR21, 0.043%,
12/10/2047 (a)(b)	83,516,000	476,016
2013-CR11, 1.149%,
0/10/2046 (a)(b)	24,466,996	1,300,372

Credit Suisse First Boston
Mortgage Backed Securities Trust
2004-7, 5.250%, 10/25/2019	21,941	22,250

Credit Suisse First Boston
Mortgage Securities Corp.
2004-8, 5.500%, 12/25/2034	417,698	415,724
2005-3, 5.500%, 07/25/2035	817,281	821,280
2005-10, 5.500%, 11/25/2035	3,730,899	3,575,989
2005-10, 5.750%, 11/25/2035	107,365	91,338
2005-10, 6.000%, 11/25/2035	399,424	222,129

Credit Suisse Mortgage
Capital Certificates
2006-2, 5.750%, 03/25/2036	1,707,869	1,568,640
2006-2, 6.000%, 03/25/2036	2,624,167	1,960,112

CSAIL Commercial Mortgage Trust
2015-C3, 0.873%,
08/15/2048 (a)(b)	68,842,584	3,341,227

CSMC
2007-4R, 6.380%, 10/26/2036 (a)	452,279	375,519
2011-13R, 3.225%, 02/27/2036 (a)	5,529,268	4,340,117

CSMC Mortgage-Backed Trust
2007-5, 5.000%, 10/25/2024	90,075	90,070
2007-5, 6.000%, 10/25/2024	1,688,027	1,721,114
2006-1, 5.500%, 02/25/2036	452,416	426,067
2006-1, 5.500%, 02/25/2036	136,369	133,080
2006-4, 6.000%, 05/25/2036	550,003	469,691
2006-4, 6.000%, 05/25/2036 (a)	629,884	537,908
2006-4, 7.000%, 05/25/2036	710,422	395,610
2006-7, 6.000%, 08/25/2036	1,298,293	1,260,403
2007-2, 5.750%, 03/25/2037	255,960	218,176
2007-3, 5.500%, 04/25/2037	1,682,878	1,657,225
2007-3, 5.500%, 04/25/2037	1,133,894	1,116,609

DBJPM Mortgage Trust
2016-C3, 1.520%, 9/10/2049 (a)(b)	17,093,422	1,876,395

Deutsche Alt-A Securities, Inc.
Mortgage Loan Trust
2005-3, 1.278%, 05/25/2035 (a)	3,276,885	2,798,484
2005-6, 5.500%, 12/25/2035	3,233,407	2,889,166

Deutsche Alt-B Securities
Mortgage Loan Trust
2006-AB4, 0.878%, 10/25/2036 (a)	1,296,412	857,551

First Horizon Alternative
Mortgage Securities Trust
2005-FA10, 5.250%, 12/25/2020	152,422	147,624
2005-FA11, 5.250%, 02/25/2021	208,098	201,265
2006-FA6, 5.750%, 11/25/2021	55,954	55,613
2004-FA1, 6.250%, 10/25/2034	945,466	978,818
2004-AA6, 2.942%, 01/25/2035 (a)	858,828	836,078
2005-FA4, 5.500%, 06/25/2035	79,436	73,313
2006-FA1, 5.750%, 04/25/2036	3,617,216	2,936,039
2006-FA1, 6.000%, 04/25/2036	971,022	805,987
2006-FA2, 6.000%, 05/25/2036	3,438,702	2,731,335
2006-FA4, 6.000%, 08/25/2036	527,899	447,089
2006-FA4, 6.000%, 08/25/2036	349,951	296,381
2007-FA4, 6.250%, 08/25/2037 (a)	835,587	662,602

Freddie Mac Multifamily Structured
Pass Through Certificates
K723, 0.956%, 08/25/2023 (a)(b)	31,988,026	1,635,167
K056, 1.266%, 05/25/2026 (a)(b)	20,284,209	1,875,024
K057, 1.193%, 07/25/2026 (a)(b)	23,885,833	2,128,882
K058, 0.931%, 08/25/2026 (a)(b)	13,635,893	971,984
K061, 0.043%, 11/25/2026 (a)(b)	72,512,000	572,497
K061, 0.179%, 11/25/2026 (a)(b)	51,674,210	856,975
K062, 0.170%, 12/25/2026 (a)(b)	79,423,000	1,414,365
K062, 0.310%, 12/25/2026 (a)(b)	67,000,000	1,807,928

Percentages are stated as a percent of net assets.
The accompanying notes are an integral part of these financial statements.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTIMX, PTRMX)

PERFORMANCE TRUST STRATEGIC BOND FUND — SCHEDULE OF INVESTMENTS (CONT.)
February 28, 2017 (Unaudited)

	PRINCIPAL
	AMOUNT	VALUE

GMACM Mortgage Loan Trust
2003-AR1, 3.625%, 10/19/2033 (a)	$564,432	$559,353
2004-J2, 5.500%, 06/25/2034	104,029	102,725

GS Mortgage Securities Trust
2011-GC5, 5.400%, 08/10/2044 (a)	2,035,000	2,039,702
2013-GC14, 4.764%, 08/10/2046 (a)	2,500,000	2,413,901

GSAA Home Equity Trust
2005-12, 5.069%, 09/25/2035 (a)	52,241	44,194
2006-3, 1.078%, 03/25/2036 (a)	581,405	397,256
2006-6, 6.121%, 03/25/2036 (a)	94,926	49,093
2006-18, 5.682%, 11/25/2036 (a)	2,440,721	1,210,648
2007-7, 0.958%, 07/25/2037 (a)	4,835,231	4,449,276

GSAA Trust
2005-1, 5.760%, 11/25/2034 (a)	2,000,000	1,937,901

GSR Mortgage Loan Trust
2005-4F, 6.500%, 04/25/2020	197,944	205,202
2005-1F, 6.000%, 01/25/2035	43,441	43,942
2005-AR4, 3.191%, 07/25/2035 (a)	1,177,537	1,085,572
2005-6F, 5.250%, 07/25/2035	285,511	301,218
2005-7F, 6.000%, 09/25/2035	75,818	80,915
2005-AR7, 3.282%, 11/25/2035 (a)	805,417	798,222
2006-4F, 5.000%, 05/25/2036	505,090	498,848
2006-5F, 6.000%, 06/25/2036	438,917	417,644

HarborView Mortgage Loan Trust
2004-7, 2.986%, 11/19/2034 (a)	640,343	597,104
2006-6, 3.418%, 08/19/2036 (a)	1,542,050	1,265,223

Impac CMB Trust
2005-5, 1.278%, 08/25/2035 (a)	1,595,147	1,406,927

Impac Secured Assets
CMN Owner Trust
2004-2, 4.844%, 08/25/2034 (a)	1,279,659	1,298,255

IndyMac IMSC Mortgage Loan Trust
2007-AR1, 3.253%, 06/25/2037 (a)	850,547	687,251

IndyMac INDX Mortgage Loan Trust
2004-AR1, 1.378%, 04/25/2034 (a)	719,230	712,122
2004-AR6, 3.150%, 10/25/2034 (a)	796,319	773,871
2005-AR3, 3.417%, 04/25/2035 (a)	2,413,358	2,264,923
2005-AR23, 3.026%, 11/25/2035 (a)	2,630,268	2,203,973
2006-AR3, 3.156%, 03/25/2036 (a)	1,043,851	878,693
2006-AR25, 3.156%, 09/25/2036 (a)	4,340,345	3,916,253
2006-AR25, 3.376%, 09/25/2036 (a)	4,111,088	3,410,737

JP Morgan Alternative Loan Trust
2005-S1, 5.500%, 12/25/2035	221,971	206,314
2005-S1, 5.500%, 12/25/2035	167,108	155,321
2006-S2, 6.050%, 05/25/2036 (a)	26,095	24,740
2006-A5, 2.863%, 10/25/2036 (a)	4,295,836	4,086,656
2008-R4, 6.000%, 12/27/2036	4,608,108	3,779,329

JP Morgan Chase Commercial
Mortgage Securities Trust
2007-CB20, 0.350%,
02/12/2051 (a)(b)	174,837,843	206,326

JP Morgan Mortgage Trust
2005-S3, 5.750%, 01/25/2036	96,710	81,457

JP Morgan Resecuritization Trust
2009-7, 5.461%, 07/27/2037 (a)	1,246,841	1,268,594

JPMBB Commercial Mortgage
Securities Trust
2013-C12, 4.086%, 07/15/2045 (a)	3,000,000	2,697,002

LB-UBS Commercial
Mortgage Trust
2004-C1, 4.846%, 01/15/2036 (a)(c)	750,000	617,047
2001-C3, 6.731%, 06/15/2036	3,421,765	3,407,982

Lehman Mortgage Trust
2005-2, 5.500%, 12/25/2035	3,285,766	2,874,657
2005-2, 5.750%, 12/25/2035	1,381,575	1,245,515
2005-3, 5.500%, 01/25/2036	483,899	401,404
2006-1, 5.500%, 02/25/2036	825,087	736,943
2006-2, 5.872%, 04/25/2036 (a)	80,432	71,542
2007-4, 5.750%, 05/25/2037	4,243,511	3,640,758
2007-4, 5.750%, 05/25/2037	1,942,110	1,666,251
2007-5, 6.000%, 06/25/2037	3,973,348	2,652,204
2007-6, 5.478%, 07/25/2037 (a)	189,923	141,671

Lehman XS Trust
2005-6, 5.420%, 11/25/2035 (a)	4,249,947	4,273,240

MASTR Adjustable Rate
Mortgages Trust
2004-4, 2.741%, 05/25/2034 (a)	170,631	155,600
2004-15, 3.840%, 12/25/2034 (a)	443,826	429,855
2005-1, 3.308%, 02/25/2035 (a)	248,634	242,258

MASTR Alternative Loan Trust
2003-5, 5.905%, 08/25/2033 (a)	1,833,935	1,726,285
2003-7, 6.250%, 11/25/2033	627,976	647,162
2004-6, 5.500%, 07/25/2034	915,825	941,932
2004-6, 6.000%, 07/25/2034	582,889	603,988
2004-11, 6.500%, 10/25/2034	1,858,661	2,010,602
2006-3, 6.500%, 07/25/2036	1,579,182	1,066,766

MASTR Asset Securitization Trust
2006-1, 1.228%, 05/25/2036 (a)	1,274,046	709,256

Merrill Lynch Mortgage
Investors Trust
2005-A5, 2.843%, 06/25/2035 (a)	908,669	888,290
2005-A9, 3.111%, 12/25/2035 (a)	415,155	400,085

Merrill Lynch Mortgage Trust
2005-MKB2, 6.161%,
09/12/2042 (a)(c)	1,700,000	1,761,200

Morgan Stanley Bank of America
Merrill Lynch Trust
2013-C12, 0.919%,
10/15/2046 (a)(b)	33,702,522	1,114,997
2016-C31, 0.650%,
11/15/2049 (a)(b)	42,199,000	2,246,709

Percentages are stated as a percent of net assets.
The accompanying notes are an integral part of these financial statements.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTIMX, PTRMX)

PERFORMANCE TRUST STRATEGIC BOND FUND — SCHEDULE OF INVESTMENTS (CONT.)
February 28, 2017 (Unaudited)

	PRINCIPAL
	AMOUNT	VALUE

Morgan Stanley Bank of America
Merrill Lynch Trust (Cont.)
2016-C31, 1.321%,
11/15/2049 (a)(b)	$21,212,500	$2,081,899
2015-C23, 0.131%,
07/15/2050 (a)(b)	75,089,000	1,005,216

Morgan Stanley Capital I Trust
2016-UB11, 1.680%,
08/15/2049 (a)(b)	17,389,462	1,867,033
2016-BNK2, 0.552%,
11/15/2049 (a)(b)	42,650,000	1,983,379

Morgan Stanley Mortgage
Loan Trust
2005-7, 5.500%, 11/25/2035	582,315	569,739
2006-2, 6.500%, 02/25/2036	209,363	174,567
2006-11, 6.000%, 08/25/2036	3,288,002	3,012,596
2006-11, 6.000%, 08/25/2036	2,185,504	1,773,053
2007-8XS, 6.000%, 04/25/2037 (a)	1,952,615	1,175,317
2007-3XS, 5.763%, 01/25/2047 (a)	9,409,752	5,153,036

CD Mortgage Trust
2016-CD1, 1.445%,
08/10/2049 (a)(b)	10,309,638	1,013,099
2017-CD3, 0.579%,
02/10/2050 (a)(b)	61,857,000	3,176,747

MortgageIT Trust
2005-5, 1.088%, 12/25/2035 (a)	1,204,460	1,111,605

Nomura Asset Acceptance Corp.
Alternative Loan Trust
2007-1, 5.669%, 03/25/2047 (a)	1,936,128	1,430,849
2004-AR2, 1.888%, 10/25/2034 (a)	9,049,258	8,218,839
2005-WF1, 5.159%, 03/25/2035 (a)	857,346	867,649
2007-1, 5.995%, 03/25/2047 (a)	1,421,994	1,050,606

Opteum Mortgage Acceptance
Corp. Asset Backed Pass-Through
Certificates
2005-5, 5.850%, 12/25/2035 (a)	1,266,840	1,294,460

Ownit Mortgage Loan Trust
2006-2, 5.633%, 01/25/2037 (a)	1,624,860	1,621,486

RAAC Trust
2005-SP1, 6.000%, 09/25/2034	11,245	11,277

RALI Trust
2003-QS18, 5.000%, 09/25/2018	45,952	46,282
2004-QS6, 5.000%, 05/25/2019	40,902	40,967
2005-QS3, 5.000%, 03/25/2020	624,235	625,565
2007-QS4, 5.500%, 04/25/2022	23,210	23,603
2004-QS7, 0.000%, 05/25/2034 (d)	1,677,606	1,416,294
2004-QA4, 4.050%, 09/25/2034 (a)	392,242	338,120
2005-QS16, 5.500%, 11/25/2035	184,904	165,232
2006-QA1, 4.962%, 01/25/2036 (a)	1,512,835	1,330,110
2006-QS6, 6.000%, 06/25/2036	1,139,509	979,448
2006-QS9, 1.478%, 07/25/2036 (a)	3,963,817	2,626,947
2006-QS13, 6.000%, 09/25/2036	872,352	733,574
2006-QS13, 6.000%, 09/25/2036	6,427,552	5,405,022
2006-QS17, 1.128%, 12/25/2036 (a)	2,610,254	1,625,408
2006-QS17, 6.000%, 12/25/2036	1,035,349	880,199
2007-QS1, 1.328%, 01/25/2037 (a)	2,623,110	1,645,681
2007-QS1, 6.000%, 01/25/2037	3,233,622	2,773,680
2007-QS6, 6.000%, 04/25/2037	7,395,466	6,492,914
2007-QS9, 6.500%, 07/25/2037	7,863,728	6,998,630
Resecuritization Pass-Through Trust
2005-8R, 6.000%, 10/25/2034	7,150,840	7,211,715
Residential Asset Securitization Trust
2004-R2, 5.500%, 08/25/2034	4,325,341	4,408,945
2005-A2, 1.228%, 03/25/2035 (a)	310,587	246,041
2005-A5, 5.500%, 05/25/2035	1,956,404	1,757,692
2005-A8CB, 5.375%, 07/25/2035	1,925,574	1,712,221
2005-A11, 5.500%, 10/25/2035	275,292	253,276
2005-A11, 6.000%, 10/25/2035	577,900	457,995
2006-A10, 1.428%, 09/25/2036 (a)	14,952,374	6,853,316
2006-A10, 5.072%,
09/25/2036 (a)(b)	14,952,374	4,221,849

RFMSI Trust
2004-S6, 4.500%, 06/25/2019	148,500	148,521
2006-S10, 5.500%, 10/25/2021	80,718	79,779
2004-S6, 6.000%, 06/25/2034	4,798,212	4,750,397
2006-S5, 6.000%, 06/25/2036	182,622	174,904
2006-S6, 6.000%, 07/25/2036	184,098	175,177

SG Commercial Mortgage
Securities Trust
2016-C5, 0.913%, 10/10/2048 (a)(b)	17,959,500	1,329,432

STARM Mortgage Loan Trust
2007-S1, 3.304%, 01/25/2037 (a)	1,504,709	1,412,537

Structured Adjustable Rate
Mortgage Loan Trust
2005-21, 3.279%, 11/25/2035 (a)	5,213,364	4,289,270
2005-21, 3.249%, 11/25/2035 (a)	1,249,620	1,099,047
2006-1, 3.809%, 02/25/2036 (a)	552,521	474,508
2006-12, 3.366%, 01/25/2037 (a)	1,518,619	1,219,879

Structured Asset Securities
Corp. Trust
2005-17, 5.500%, 10/25/2035	734,916	750,853

Structured Asset Securities Corp.
Mortgage Pass-Through Certificates
2003-23H, 5.500%, 07/25/2033	1,814,114	1,822,123
2004-18H, 4.750%, 10/25/2034	1,111,684	1,118,910

Suntrust Alternative Loan Trust
2005-1F, 6.000%, 12/25/2035	7,444,711	7,254,906

TBW Mortgage-Backed Trust
2006-2, 5.500%, 07/25/2036	303,575	261,224

Thornburg Mortgage Securities Trust
2004-1, 2.389%, 03/25/2044 (a)	697,906	630,900

UBS Commercial Mortgage Trust
2012-C1, 5.546%, 05/10/2045 (a)	2,000,000	2,001,076

Percentages are stated as a percent of net assets.
The accompanying notes are an integral part of these financial statements.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTIMX, PTRMX)

PERFORMANCE TRUST STRATEGIC BOND FUND — SCHEDULE OF INVESTMENTS (CONT.)
February 28, 2017 (Unaudited)

	PRINCIPAL
	AMOUNT	VALUE

UBS-Barclays Commercial
Mortgage Trust
2012-C2, 1.624%, 05/10/2063 (a)(b)	$33,128,247	$1,588,085
2012-C2, 4.885%, 05/10/2063 (a)	1,119,403	1,130,646

WaMu Mortgage Pass-Through
Certificates Trust
2004-S2, 6.000%, 06/25/2034	207,389	218,729
2007-HY7, 2.932%, 07/25/2037 (a)	706,984	604,870

Washington Mutual Mortgage
Pass-Through Certificates Trust
2005-1, 6.000%, 03/25/2035	1,554,366	1,582,099
2005-9, 5.500%, 11/25/2035	1,136,133	1,035,018
2005-6, 6.500%, 08/25/2035	825,306	773,849
2007-HY2, 3.204%, 04/25/2037 (a)	2,699,752	1,979,497

Wells Fargo Alternative Loan Trust
2007-PA1, 6.000%, 03/25/2037	1,581,121	1,408,434

Wells Fargo Commercial
Mortgage Trust
2016-LC24, 1.012%,
10/15/2049 (a)(b)	11,717,835	934,841
2016-NXS6, 1.661%,
11/15/2049 (a)(b)	24,680,900	2,656,869

Wells Fargo Mortgage
Backed Securities Trust
2005-AR5, 3.219%, 04/25/2035 (a)	914,747	911,020
2005-AR4, 3.273%, 04/25/2035 (a)	1,156,207	1,150,630
2005-7, 5.250%, 09/25/2035	574,000	577,709
2005-9, 5.250%, 10/25/2035	548,771	553,714
2005-9, 5.500%, 10/25/2035	1,887,155	1,926,452
2005-12, 5.500%, 11/25/2035	1,374,131	1,388,086
2006-4, 1.478%, 04/25/2036 (a)	674,837	655,163
2006-4, 5.750%, 04/25/2036	624,651	626,392
2006-11, 6.000%, 09/25/2036	836,573	804,643
2006-AR18, 3.049%, 11/25/2036 (a)	436,942	413,381
2007-10, 6.000%, 07/25/2037	1,341,341	1,326,394
2007-12, 5.500%, 09/25/2037	1,630,740	1,641,856
2007-13, 6.000%, 09/25/2037	1,148,264	1,159,410

WFRBS Commercial Mortgage Trust
2012-C8, 4.897%, 08/15/2045 (a)	2,500,000	2,394,042
2012-C9, 4.800%, 11/15/2045 (a)	3,936,000	3,750,637

TOTAL MORTGAGE BACKED
SECURITIES (Cost $441,468,347)		439,461,271

MUNICIPAL BONDS–33.21%

Alaska–0.17%

Borough of North Slope, AK
5.426%, 06/30/2023	1,235,000	1,390,116

Arizona–1.29%

City of Phoenix Civic
Improvement Corp.
5.500%, 07/01/2034	665,000	820,949
5.500%, 07/01/2033	875,000	1,078,857
5.500%, 07/01/2031	730,000	898,017

University of Arizona
5.000%, 06/01/2042	7,000,000	7,989,100
		10,786,923
California–3.84%

Baldwin Park/Monrovia School
Facilities Grant Financing Authority
7.000%, 06/01/2027	1,645,000	1,948,338

Citrus Community College District
0.000%, 06/01/2033	1,000,000	546,010

City of Industry, CA
4.000%, 01/01/2028	2,860,000	2,932,930

City of Los Angeles, CA
2.840%, 09/01/2024	4,195,000	4,197,014

City of Los Angeles
Department of Airports
5.000%, 05/15/2033	1,500,000	1,693,230

City of Santa Maria, CA Water &
Wastewater Revenue
0.000%, 08/01/2022	650,000	549,841

City of South Lake Tahoe, CA
4.000%, 06/01/2027	1,600,000	1,623,648

City of Union City, CA
0.000%, 07/01/2025	2,105,000	1,493,813

Clovis Unified School District
0.000%, 08/01/2027	1,025,000	726,028

Contra Costa County Public
Financing Authority
6.900%, 06/01/2035	670,000	722,213

County of Fresno, CA
0.000%, 08/15/2020	1,430,000	1,299,412

Golden State Tobacco
Securitization Corp.
0.000%, 06/01/2047	32,200,000	4,426,212

Los Angeles County Metropolitan
Transportation Authority
5.000%, 06/01/2036	1,000,000	1,160,380

Oakland Alameda County
Coliseum Authority
3.643%, 02/01/2025	3,000,000	3,049,020

Palmdale Elementary
School District
0.000%, 08/01/2029	540,000	331,517

Poway Unified School District
0.000%, 08/01/2034	5,360,000	2,666,761

State of California
5.250%, 08/01/2032	1,775,000	2,208,242

Yosemite Community
College District
0.000%, 08/01/2034	1,000,000	496,680
		32,071,289

Percentages are stated as a percent of net assets.
The accompanying notes are an integral part of these financial statements.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTIMX, PTRMX)

PERFORMANCE TRUST STRATEGIC BOND FUND — SCHEDULE OF INVESTMENTS (CONT.)
February 28, 2017 (Unaudited)

	PRINCIPAL
	AMOUNT	VALUE

Colorado–0.14%

Board of Governors of Colorado
State University System
5.000%, 03/01/2029	$1,000,000	$1,196,880

Connecticut–0.54%

State of Connecticut Special
Tax Revenue
5.000%, 09/01/2036	4,000,000	4,464,000

Metropolitan Washington Airports
Authority Dulles Toll Road Revenue
8.000%, 10/01/2047	7,000,000	10,043,880

Florida–0.57%

City of Gainesville, FL
0.000%, 10/01/2028	1,300,000	801,255
0.000%, 10/01/2027	4,610,000	2,985,344

Seminole County Industrial
Development Authority
12.500%, 12/28/2021	580,000	592,841
10.000%, 12/28/2021	325,000	330,775
		4,710,215

Hawaii–0.29%

City & County of Honolulu, HI
5.000%, 10/01/2030	1,995,000	2,417,361

Illinois–2.64%

Boone Mchenry & Dekalb Counties
Community Unit School District 100
0.000%, 12/01/2022	660,000	571,243

Chicago Board of Education
0.000%, 12/01/2022	1,600,000	1,325,760

Chicago O’Hare International
Airport
5.000%, 01/01/2037	1,000,000	1,084,780

City of Chicago, IL
Waterworks Revenue
5.750%, 11/01/2030	2,140,000	2,603,160

DeKalb Kane & LaSalle Counties
Etc. Community College
District No. 523 Kishwaukee
0.000%, 02/01/2025	275,000	191,144
0.000%, 02/01/2023	850,000	684,658

Illinois Finance Authority
0.000%, 07/15/2025	2,975,000	2,396,749

Kendall & Kane Counties
Community Unit School
District No. 115
0.000%, 01/01/2022	2,340,000	2,119,549

Metropolitan Water Reclamation
District of Greater Chicago
5.000%, 12/01/2041	2,500,000	2,761,575

Regional Transportation Authority
6.000%, 07/01/2033	5,000,000	6,373,700

South Suburban College
Community School
District No. 510
0.000%, 12/01/2022	1,000,000	838,020

Southwestern Illinois
Development Authority
7.030%, 04/15/2032	675,000	735,379

Will County Elementary School
District No. 122
5.250%, 10/01/2023	310,000	335,523
		22,021,240

Indiana–2.18%

Indiana Finance Authority
5.000%, 10/01/2041	4,290,000	4,776,486

Indiana Municipal Power Agency
5.000%, 01/01/2039	2,535,000	2,818,210
5.000%, 01/01/2036	6,340,000	7,080,259

Indianapolis Local Public
Improvement Bond Bank
0.000%, 02/01/2025	2,220,000	1,762,280

Northern Indiana Commuter
Transportation District
5.000%, 07/01/2035	1,570,000	1,753,313
		18,190,548

Kentucky–1.21%

County of Warren, KY
3.921%, 12/01/2031	750,000	745,275
4.397%, 12/01/2038	1,500,000	1,527,465

Kentucky State Property &
Building Commission
5.000%, 02/01/2032	1,150,000	1,281,042

Louisville Regional Airport Authority
3.483%, 07/01/2023	1,000,000	1,036,350
3.683%, 07/01/2024	5,250,000	5,488,508
		10,078,640

Louisiana–0.14%

City of New Orleans, LA
8.800%, 12/01/2039	1,000,000	1,133,910

Massachusetts–0.07%

Massachusetts State College
Building Authority
5.932%, 05/01/2040	490,000	586,834

Percentages are stated as a percent of net assets.
The accompanying notes are an integral part of these financial statements.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTIMX, PTRMX)

PERFORMANCE TRUST STRATEGIC BOND FUND — SCHEDULE OF INVESTMENTS (CONT.)
February 28, 2017 (Unaudited)

	PRINCIPAL
	AMOUNT	VALUE

Michigan–1.69%

Caledonia Community Schools
2.300%, 05/01/2023	$1,125,000	$1,094,805

Detroit City School District
5.250%, 05/01/2027	1,065,000	1,253,068
7.747%, 05/01/2039	1,890,000	2,496,955

Michigan Finance Authority
2.394%, 11/01/2023	1,240,000	1,197,443
6.396%, 09/01/2024	1,270,000	1,537,361

Romeo Community School District
5.000%, 05/01/2036	995,000	1,113,554

Ypsilanti Michigan School District
2.620%, 05/01/2023	5,500,000	5,375,040
		14,068,226

Minnesota–1.33%

City of Rochester, MN
5.000%, 11/15/2035	6,000,000	7,405,080
5.000%, 11/15/2033	3,000,000	3,703,050
		11,108,130

Missouri–0.41%

St. Louis School District
5.950%, 04/01/2024	235,000	274,774
6.100%, 04/01/2025	2,625,000	3,112,462
		3,387,236

Nevada–0.24%

Clark County School District
5.510%, 06/15/2024	1,830,000	2,029,744

New Jersey–1.19%

New Jersey Economic
Development Authority
0.000%, 02/15/2023	2,318,000	1,822,180

New Jersey Educational
Facilities Authority
2.504%, 07/01/2023	1,340,000	1,307,170

New Jersey Transportation Trust
Fund Authority
0.000%, 12/15/2027	9,545,000	6,770,841
		9,900,191

New York–2.74%

City of New York, NY
5.000%, 12/01/2037	10,000,000	11,379,500

Dutchess County Local
Development Corp.
4.550%, 07/01/2022	1,055,000	1,105,672

Monroe County Industrial
Development Corp.
3.622%, 07/01/2024	2,475,000	2,575,906

New York City Transitional Finance
Authority Building Aid Revenue
4.800%, 07/15/2026	4,000,000	4,423,120

New York City Transitional
Finance Authority Future Tax
Secured Revenue
3.010%, 08/01/2024	2,295,000	2,304,777
3.150%, 11/01/2025	1,075,000	1,087,276
		22,876,251

Ohio–0.78%

Cincinnati City School District
5.250%, 12/01/2031	2,685,000	3,331,414
5.250%, 12/01/2030	2,100,000	2,596,755

Sycamore Community
City School District
5.850%, 12/01/2028	500,000	602,175
		6,530,344

Oregon–0.23%

Washington County School
District No. 15 Forest Grove
5.909%, 06/15/2026	1,570,000	1,912,621

Pennsylvania–3.15%

Carbon County Hospital Authority
3.377%, 11/15/2023	1,000,000	1,025,740
3.677%, 11/15/2025	1,000,000	1,033,560

City of Harrisburg, PA
0.000%, 04/01/2019	380,000	364,838

City of York, PA
0.000%, 02/01/2023	740,000	617,338

Delaware Valley Regional
Finance Authority
5.500%, 08/01/2028	3,550,000	4,205,756

Pennsylvania Economic
Development Financing Authority
5.000%, 06/30/2026	1,025,000	1,173,584
5.000%, 12/31/2030	1,000,000	1,109,180
5.201%, 06/15/2020	1,290,000	1,373,063

Pennsylvania Turnpike Commission
0.000%, 12/01/2038	2,115,000	2,570,402
0.000%, 12/01/2030	1,735,000	2,121,228
6.250%, 06/01/2033	4,655,000	5,800,037

Philadelphia Authority for
Industrial Development
0.000%, 04/15/2022	5,837,000	4,869,284
		26,264,010

Puerto Rico–0.06%

Puerto Rico Sales Tax
Financing Corp.
0.000%, 08/01/2032	3,850,000	534,842

Percentages are stated as a percent of net assets.
The accompanying notes are an integral part of these financial statements.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTIMX, PTRMX)

PERFORMANCE TRUST STRATEGIC BOND FUND — SCHEDULE OF INVESTMENTS (CONT.)
February 28, 2017 (Unaudited)

	PRINCIPAL
	AMOUNT	VALUE

South Carolina–0.30%

City of Greer, SC
5.500%, 09/01/2032	$2,000,000	$2,516,680

Texas–5.33%

Central Texas Turnpike System
0.000%, 08/15/2027	2,110,000	1,564,987

City of Dallas, TX Waterworks &
Sewer System Revenue
5.000%, 10/01/2036	5,400,000	6,186,672

City of Dallas, TX
0.000%, 02/15/2030	1,910,000	1,117,885

City of El Paso, TX
5.000%, 08/15/2036	810,000	918,184
5.000%, 08/15/2035	3,085,000	3,507,737

City of Irving, TX
7.375%, 08/15/2044	3,500,000	3,805,375

County of Galveston, TX
5.905%, 02/01/2029	2,565,000	3,005,641

New Hope Cultural Education
Facilities Finance Corp.
4.000%, 08/01/2020	720,000	733,047

North Texas Tollway Authority
0.000%, 01/01/2031	6,910,000	4,128,310

State of Texas
3.201%, 10/01/2026	5,000,000	5,118,150
5.000%, 10/01/2036	5,000,000	5,846,150

Texas Municipal Gas
Acquisition & Supply Corp. I
6.250%, 12/15/2026	5,100,000	6,034,779

Texas Public Finance Authority
5.250%, 07/01/2017	500,000	500,280
8.250%, 07/01/2024	1,900,000	2,025,875
		44,493,072

Utah–0.12%

Ogden City Redevelopment Agency
3.000%, 04/01/2023	1,000,000	996,440

Washington–0.25%
Chelan County Public
Utility District No. 1
0.000%, 06/01/2029	3,160,000	2,121,687

West Virginia–0.26%

West Virginia University
0.000%, 04/01/2030	3,460,000	2,183,814

Wisconsin–0.85%

Public Finance Authority
3.930%, 12/15/2025	1,660,000	1,699,193
5.000%, 03/01/2041	4,850,000	5,383,500
		7,082,693

TOTAL MUNICIPAL BONDS
Cost $277,064,163)		277,097,817

US GOVERNMENT NOTES/BONDS–1.80%

United States Treasury Note/Bond
2.250%, 01/31/2024	5,000,000	5,023,925
2.125%, 02/29/2024	10,000,000	9,963,280

TOTAL US GOVERNMENT
NOTES/BONDS (Cost $14,926,221)		14,987,205

MUTUAL FUNDS–0.25%
Invesco High Income Trust II	143,246	2,099,987

TOTAL MUTUAL FUNDS
(Cost $1,996,022)		2,099,987

SHORT-TERM INVESTMENTS–2.91%
First American Treasury Obligations
Fund–Class Z, 0.412% (e)	24,247,980	24,247,980
TOTAL SHORT-TERM
INVESTMENTS (Cost $24,247,980)		24,247,980

Total Investments
(Cost $825,282,105)–98.86%		824,781,596

Other Assets in Excess
of Liabilities–1.14%		9,481,182

TOTAL NET ASSETS–100.00%		$834,262,778

Percentages are stated as a percent of net assets.
(a)	Variable rate security; the rate shown represents the rate at February 28, 2017.
(b)	Represents an interest-only security that entitles holders to receive only interest payments on underlying mortgages.
(c)	This security is deemed to be illiquid. The aggregate value of these securities, $2,378,247, represents 0.29% of net assets.
(d)	Represents a principal-only security that entitles holders to receive only principal payments on underlying mortgages.
(e)	Seven day yield as of February 28, 2017.
The accompanying notes are an integral part of these financial statements.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTIMX, PTRMX)

PERFORMANCE TRUST MUNICIPAL BOND FUND — SCHEDULE OF INVESTMENTS
February 28, 2017 (Unaudited)

	PRINCIPAL
	AMOUNT	VALUE

MUNICIPAL BONDS–96.40%

Alabama–0.65%

Lower Alabama Gas District
5.000%, 09/01/2031	$1,005,000	$1,154,212

Alaska–0.64%

State of Alaska
5.000%, 08/01/2031	1,000,000	1,138,910

Arizona–0.55%

Florence Town, Inc. Industrial
Development Authority
5.000%, 07/01/2023	385,000	410,114

Industrial Development Authority
of the City of Phoenix
5.000%, 06/01/2027	500,000	563,685
		973,799

Arkansas–0.66%

Arkansas Development
Finance Authority
5.000%, 02/01/2022	400,000	454,056

Pulaski County Public
Facilities Board
5.250%, 07/01/2024	675,000	713,988
		1,168,044

California–8.50%

Abag Finance Authority for
Nonprofit Corporations
5.000%, 07/01/2021	250,000	275,585

California Statewide Communities
Development Authority
5.000%, 08/15/2028	750,000	882,413

City of Los Angeles
Department of Airports
5.000%, 05/15/2033	1,000,000	1,128,820

Clovis Unified School District
0.000%, 08/01/2023	945,000	795,718

Corona-Norco Unified
School District
0.000%, 08/01/2024	480,000	389,472

El Segundo Unified School District
0.000%, 08/01/2023	545,000	465,337

Foothill-Eastern Transportation
Corridor Agency
0.000%, 01/15/2023	500,000	421,805

Golden State Tobacco
Securitization Corp.
0.000%, 06/01/2047	9,600,000	1,319,616
5.000%, 06/01/2029	535,000	606,899

Los Angeles County Metropolitan
Transportation Authority
5.000%, 06/01/2036	1,000,000	1,160,380

McKinleyville Union School District
0.000%, 08/01/2046	3,975,000	498,425

M-S-R Energy Authority
7.000%, 11/01/2034	1,160,000	1,604,895

Palmdale Elementary School District
0.000%, 08/01/2028	500,000	325,035

Redondo Beach Unified
School District
0.000%, 08/01/2031	800,000	774,232

San Francisco City & County
Airport Commission
5.000%, 05/01/2041	1,500,000	1,660,110

San Joaquin Hills Transportation
Corridor Agency
5.000%, 01/15/2029	550,000	611,479

San Juan Unified School District
0.000%, 08/01/2022	500,000	443,700

Saratoga Union School District
0.000%, 09/01/2023	510,000	431,506

Simi Valley Unified School District
5.000%, 08/01/2027	1,000,000	1,207,540
		15,002,967

Colorado–1.05%

City & County of Denver, CO Airport
System Revenue
5.250%, 11/15/2028	500,000	578,975

E-470 Public Highway Authority
0.000%, 09/01/2020	460,000	429,396
0.000%, 09/01/2023	270,000	226,403
0.000%, 09/01/2022	700,000	612,003
		1,846,777

Connecticut–1.36%

Connecticut State Health &
Educational Facility Authority
2.875%, 09/01/2020	900,000	900,594
5.000%, 07/01/2026	345,000	374,546

State of Connecticut
5.000%, 03/15/2032	1,000,000	1,122,710
		2,397,850

Percentages are stated as a percent of net assets.
The accompanying notes are an integral part of these financial statements.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTIMX, PTRMX)

PERFORMANCE TRUST MUNICIPAL BOND FUND — SCHEDULE OF INVESTMENTS (CONT.)
February 28, 2017 (Unaudited)

	PRINCIPAL
	AMOUNT	VALUE

District of Columbia–1.62%

District of Columbia
5.000%, 04/01/2030	$1,000,000	$1,148,460

Metropolitan Washington
Airports Authority
5.000%, 10/01/2032	1,500,000	1,705,260
		2,853,720

Florida–5.23%

Citizens Property Insurance Corp.
5.000%, 06/01/2022	560,000	646,251

City of Belle Isle, FL
5.500%, 10/01/2022	325,000	340,909

City of Hialeah, FL
5.000%, 12/01/2029	500,000	577,640

City of Lakeland, FL Department
of Electric Utilities
5.250%, 10/01/2028	1,000,000	1,238,580

County of Miami-Dade
Seaport Department
5.750%, 10/01/2028	545,000	644,555

County of Miami-Dade, FL
Aviation Revenue
5.000%, 10/01/2026	510,000	584,552
5.000%, 10/01/2027	515,000	570,878

Hollywood Community
Redevelopment Agency
5.000%, 03/01/2024	800,000	908,920

Key West Utility Board
5.000%, 10/01/2023	500,000	592,690

Miami Beach Health
Facilities Authority
5.000%, 11/15/2023	590,000	674,193

Seminole County Industrial
Development Authority
10.000%, 12/28/2021	905,000	921,082

Tampa Bay Water
6.000%, 10/01/2029	1,025,000	1,357,315

Venetian Community
Development District
5.000%, 05/01/2023	165,000	170,303
		9,227,868

Georgia–1.33%

Americus & Sumter County
Hospital Authority
5.125%, 05/15/2023	400,000	410,536

City of Atlanta, GA Water
& Wastewater Revenue
5.500%, 11/01/2027	1,025,000	1,248,306

Savannah Hospital Authority
5.500%, 07/01/2027	590,000	691,091
		2,349,933

Guam–0.60%

Guam Government
Waterworks Authority
5.625%, 07/01/2040	1,000,000	1,067,130

Hawaii–1.50%

City & County of Honolulu, HI
5.000%, 10/01/2030	1,000,000	1,211,710

State of Hawaii
5.000%, 08/01/2023	500,000	593,800

University of Hawaii
5.000%, 10/01/2024	700,000	842,058
		2,647,568

Illinois–8.01%

Boone & Winnebago Counties
Community Unit School
District No. 200
0.000%, 01/01/2024	1,200,000	970,704

Boone Mchenry & Dekalb Counties
Community Unit School District 100
0.000%, 12/01/2024	475,000	377,174
0.000%, 12/01/2023	1,060,000	892,297

Chicago Board of Education
0.000%, 12/01/2022	550,000	455,730

Chicago O’Hare International Airport
5.000%, 01/01/2037	1,000,000	1,084,780
5.000%, 01/01/2029	450,000	500,404

Chicago Transit Authority
5.000%, 06/01/2024	750,000	840,240

Cook County School
District No. 103 Lyons
0.000%, 12/01/2022	850,000	723,291

DeKalb Kane & LaSalle Counties
Etc Community College
District No. 523 Kishwaukee
0.000%, 02/01/2023	1,000,000	805,480

Illinois Finance Authority
0.000%, 07/15/2025	1,605,000	1,293,036
5.000%, 01/01/2034	500,000	537,750
5.000%, 11/01/2027	230,000	248,536

Kendall & Kane Counties Community
Unit School District No. 115
0.000%, 01/01/2021	875,000	817,618

Percentages are stated as a percent of net assets.
The accompanying notes are an integral part of these financial statements.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTIMX, PTRMX)

PERFORMANCE TRUST MUNICIPAL BOND FUND — SCHEDULE OF INVESTMENTS (CONT.)
February 28, 2017 (Unaudited)

	PRINCIPAL
	AMOUNT	VALUE

Illinois (Cont.)

Metropolitan Pier &
Exposition Authority
0.000%, 06/15/2026	$1,745,000	$1,189,601

Metropolitan Water Reclamation
District of Greater Chicago
5.000%, 12/01/2041	1,000,000	1,104,630

Railsplitter Tobacco
Settlement Authority
6.000%, 06/01/2028	580,000	663,253

State of Illinois
5.000%, 06/15/2023	1,035,000	1,189,743

Will County Community Unit School
District No. 201-U Crete-Monee
0.000%, 11/01/2020	430,000	396,469
0.000%, 11/01/2020	60,000	56,929
		14,147,665

Indiana–5.83%

City of Valparaiso, IN
6.750%, 01/01/2034	500,000	584,335

City of Whiting, IN
5.250%, 01/01/2021	1,000,000	1,113,680

Crown Point Multi-School
Building Corp.
0.000%, 01/15/2022	500,000	447,770

Decatur Township Multi-School
Building Corp.
5.000%, 07/15/2027	1,200,000	1,409,352

Indiana Finance Authority
5.000%, 09/01/2036	1,000,000	1,089,900
5.500%, 11/15/2026	500,000	553,005
6.000%, 08/01/2039	1,135,000	1,243,290

Indiana Health Facility
Financing Authority
5.000%, 11/15/2034	1,000,000	1,123,580

New Albany Floyd County
School Building Corp.
5.000%, 07/15/2023	250,000	290,885

Northern Indiana Commuter
Transportation District
5.000%, 07/01/2033	1,130,000	1,267,668

Plainfield High School Building Corp.
5.000%, 07/15/2023	500,000	581,445

Shelbyville Central Renovation
School Building Corp.
5.000%, 07/15/2024	500,000	581,045
		10,285,955
Kentucky–1.92%

Grant County School District
Finance Corp.
1.400%, 08/01/2022	445,000	426,746

Kentucky Economic Development
Finance Authority
5.000%, 05/15/2026	1,000,000	1,032,690
5.750%, 06/01/2025	735,000	787,825

Kentucky State Property
& Building Commission
5.000%, 11/01/2028	1,000,000	1,145,850
		3,393,111

Louisiana–1.98%

City of Shreveport, LA Water
& Sewer Revenue
5.000%, 12/01/2027	1,000,000	1,165,330

Louisiana Energy & Power Authority
5.250%, 06/01/2028	410,000	478,667

Louisiana Local Government
Environmental Facilities &
Community Development Authority
5.000%, 12/01/2025	715,000	828,413

Louisiana State Citizens Property
Insurance Corp.
5.000%, 06/01/2022	500,000	574,315

Tobacco Settlement Financing Corp.
5.000%, 05/15/2022	400,000	445,776
		3,492,501

Maryland–0.13%

Anne Arundel County Consolidated
Special Taxing District
5.000%, 07/01/2024	200,000	231,498

Massachusetts–0.08%

Massachusetts Educational
Financing Authority
4.500%, 07/01/2024	135,000	142,445

Michigan–4.36%

Battle Creek School District
5.000%, 05/01/2037	775,000	858,994

Brandon School District
5.000%, 05/01/2032	1,550,000	1,743,006

Charter Township of Commerce, MI
5.000%, 12/01/2038	1,000,000	1,115,300

Detroit City School District
5.250%, 05/01/2027	650,000	764,784

Percentages are stated as a percent of net assets.
The accompanying notes are an integral part of these financial statements.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTIMX, PTRMX)

PERFORMANCE TRUST MUNICIPAL BOND FUND — SCHEDULE OF INVESTMENTS (CONT.)
February 28, 2017 (Unaudited)

	PRINCIPAL
	AMOUNT	VALUE

Michigan (Cont.)

Michigan Finance Authority
3.875%, 10/01/2023	$250,000	$262,053
5.000%, 05/01/2021	300,000	337,416

Michigan State Building Authority
5.000%, 04/15/2023	900,000	1,048,500

South Lyon Community Schools
5.000%, 05/01/2025	1,000,000	1,168,220

Sturgis Public School District
5.000%, 05/01/2024	340,000	399,299
		7,697,572

Minnesota–1.07%

City of Rochester, MN
5.000%, 11/15/2034	835,000	1,030,465

Minneapolis-St. Paul Metropolitan
Airports Commission
5.000%, 01/01/2041	750,000	858,270
		1,888,735

Mississippi–0.52%

Mississippi Development Bank
5.000%, 04/01/2026	800,000	924,240

Missouri–0.58%

City of Kansas City, MO
0.000%, 02/01/2023	740,000	628,571

St. Louis County Industrial
Development Authority
3.850%, 08/15/2020	400,000	399,352
		1,027,923

Nevada–1.16%

City of Las Vegas, NV
5.000%, 09/01/2031	1,150,000	1,339,991

City of Reno, NV
5.000%, 06/01/2023	625,000	718,300
		2,058,291

New Jersey–1.41%

Garden State Preservation Trust
5.750%, 11/01/2028	455,000	533,770

New Jersey Economic
Development Authority
5.000%, 06/15/2023	550,000	593,857
5.500%, 01/01/2027	300,000	337,500

New Jersey Higher Education
Student Assistance Authority
5.000%, 12/01/2022	500,000	556,570

New Jersey Transportation Trust
Fund Authority
0.000%, 12/15/2027	515,000	365,320
5.500%, 06/15/2031	100,000	103,691
		2,490,708

New York–7.44%

Build NYC Resource Corp.
5.000%, 08/01/2027	300,000	342,150
5.000%, 08/01/2029	200,000	225,102
5.000%, 08/01/2024	235,000	271,080
5.000%, 08/01/2026	350,000	401,968

Housing Development Corp.
3.500%, 02/15/2048	1,000,000	1,011,190

New York City Transitional
Finance Authority Future
Tax Secured Revenue
5.000%, 05/01/2040	1,500,000	1,703,940

New York City Water
& Sewer System
5.250%, 06/15/2047	5,000,000	5,813,850

New York Liberty Development Corp.
5.250%, 10/01/2035	610,000	728,895

New York State Urban
Development Corp.
5.000%, 03/15/2026	1,000,000	1,208,210

Port Authority of New York
& New Jersey
5.000%, 10/15/2027	645,000	746,497
5.000%, 12/01/2032	600,000	675,876
		13,128,758

North Carolina–0.69%

North Carolina Medical
Care Commission
5.000%, 06/01/2028	500,000	611,410

Raleigh Durham Airport Authority
5.000%, 05/01/2028	525,000	602,537
		1,213,947

North Dakota–0.80%

City of Mandan, ND
2.750%, 09/01/2041	1,435,000	1,414,279

Ohio–6.68%

Akron Bath Copley Joint Township
Hospital District
5.000%, 11/15/2023	300,000	340,578

City of Akron, OH
5.000%, 12/01/2022	540,000	633,565

Percentages are stated as a percent of net assets.
The accompanying notes are an integral part of these financial statements.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTIMX, PTRMX)

PERFORMANCE TRUST MUNICIPAL BOND FUND — SCHEDULE OF INVESTMENTS (CONT.)
February 28, 2017 (Unaudited)

	PRINCIPAL
	AMOUNT	VALUE

Ohio (Cont.)

City of Cleveland, OH
5.000%, 10/01/2037	$1,000,000	$1,112,880

City of Cleveland, OH

Airport System Revenue
5.000%, 01/01/2024	1,050,000	1,212,372

Cleveland Municipal School District
5.000%, 12/01/2029	965,000	1,107,849

Columbus City School District
5.000%, 12/01/2032	1,000,000	1,163,010

County of Cuyahoga, OH
5.000%, 12/01/2023	1,000,000	1,169,800

County of Franklin, OH
5.000%, 05/15/2027	635,000	743,801

Dayton City School District
5.000%, 11/01/2031	1,000,000	1,201,470

Cleveland–Cuyahoga County
Port Authority
5.000%, 08/01/2022	500,000	566,675

Marysville Exempted Village
School District
5.000%, 12/01/2029	1,180,000	1,354,416

Olentangy Local School District
5.000%, 12/01/2031	1,000,000	1,180,600
		11,787,016

Oregon–0.56%

Medford Hospital Facilities Authority
5.000%, 10/01/2024	450,000	505,066

Salem-Keizer School District No. 24J
0.000%, 06/15/2025	600,000	484,422
		989,488

Pennsylvania–4.15%

Delaware County Authority
5.000%, 06/01/2023	200,000	201,452

Delaware Valley Regional
Financial Authority
5.500%, 08/01/2028	2,000,000	2,369,440

Hopewell Area School District
0.000%, 09/01/2026	900,000	660,213

Pennsylvania Economic
Development Financing Authority
5.000%, 06/30/2028	750,000	844,537

Pennsylvania Higher Educational
Facilities Authority
5.250%, 07/15/2025	250,000	276,267

Pennsylvania Turnpike Commission
0.000%, 12/01/2038	2,000,000	2,430,640
0.000%, 12/01/2030	450,000	550,175
		7,332,724

Puerto Rico–1.03%

Puerto Rico Public Finance Corp.
6.000%, 08/01/2026	945,000	1,193,639
6.000%, 08/01/2026	490,000	618,924
		1,812,563

Rhode Island–1.33%

Rhode Island Commerce Corp.
5.000%, 06/15/2024	500,000	584,560

Rhode Island Health & Educational
Building Corp.
5.000%, 06/01/2025	500,000	577,680

Rhode Island Student Loan Authority
5.000%, 12/01/2023	750,000	831,758

Tobacco Settlement Financing Corp.
2.250%, 06/01/2041	350,000	350,252
		2,344,250

South Carolina–1.08%

City of Greer, SC
5.500%, 09/01/2032	1,000,000	1,258,340

South Carolina State Public
Service Authority
5.000%, 12/01/2030	560,000	642,018
		1,900,358

Texas–11.97%

Alamo Regional Mobility Authority
5.000%, 06/15/2039	1,070,000	1,202,498

Arlington Higher Education
Finance Corp.
5.000%, 02/15/2030	1,000,000	1,140,510

Austin Community College District
5.000%, 08/01/2024	730,000	867,415

Central Texas Turnpike System
0.000%, 08/15/2022	1,350,000	1,185,408

City of Austin, TX Airport
System Revenue
5.000%, 11/15/2033	500,000	555,560

County of Harris, TX
5.000%, 08/15/2034	1,000,000	1,145,770

Dallas Area Rapid Transit
5.250%, 12/01/2031	750,000	947,798

Dallas/Fort Worth
International Airport
5.000%, 11/01/2038	1,805,000	1,923,408

Grapevine-Colleyville Independent
School District
0.000%, 08/15/2025	555,000	437,323

Percentages are stated as a percent of net assets.
The accompanying notes are an integral part of these financial statements.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTIMX, PTRMX)

PERFORMANCE TRUST MUNICIPAL BOND FUND — SCHEDULE OF INVESTMENTS (CONT.)
February 28, 2017 (Unaudited)

	PRINCIPAL
	AMOUNT	VALUE

Texas (Cont.)

Harris County-Houston
Sports Authority
5.000%, 11/15/2027	$500,000	$564,975

Laredo Community College District
5.000%, 08/01/2029	885,000	1,022,812

New Hope Cultural Education
Facilities Finance Corp.
5.000%, 07/01/2046	1,000,000	1,084,460
3.000%, 11/15/2021	600,000	586,572

North East Independent
School District
5.250%, 02/01/2030	1,000,000	1,244,220

North Texas Tollway Authority
6.200%, 01/01/2042	1,030,000	1,259,989

Port Freeport, TX
5.950%, 05/15/2033	1,100,000	1,166,572

South Texas College
5.000%, 08/15/2032	1,000,000	1,142,930

State of Texas
5.500%, 08/01/2033	1,000,000	1,201,810

Tarrant County Cultural Education
Facilities Finance Corp.
5.000%, 11/15/2022	1,155,000	1,269,437

Texas Municipal Gas Acquisition
& Supply Corp. I
6.250%, 12/15/2026	1,000,000	1,183,290
		21,132,757

Utah–2.52%

County of Weber, UT
5.750%, 01/15/2033	575,000	686,055

Salt Lake City Corp.
Airport Revenue
5.000%, 07/01/2042	2,000,000	2,230,480

University of Utah
5.000%, 08/01/2031	1,000,000	1,184,520

Utah State Charter School
Finance Authority
6.300%, 07/15/2032	335,000	354,286
		4,455,341

Vermont–0.12%

Vermont Economic
Development Authority
5.000%, 05/01/2021	200,000	216,182

Virginia–0.89%

Fairfax County Industrial
Development Authority
5.000%, 05/15/2031	1,000,000	1,158,840

Virginia Small Business
Financing Authority
4.500%, 01/01/2023	135,000	143,327
5.000%, 01/01/2027	250,000	267,820
		1,569,987

Washington–5.01%

Chelan County Public Utility
District No. 1
0.000%, 06/01/2026	450,000	342,027

Port of Seattle, WA
5.000%, 04/01/2022	500,000	572,855

State of Washington
5.000%, 02/01/2036	5,000,000	5,763,700

Washington Health Care
Facilities Authority
5.000%, 01/01/2025	1,000,000	1,163,570

Washington State Housing
Finance Commission
4.375%, 01/01/2021	1,000,000	1,001,610
		8,843,762

Wisconsin–1.39%

County of Milwaukee, WI
Airport Revenue
5.000%, 12/01/2028	1,000,000	1,140,630

Plateville Redevelopment
Authority
5.000%, 07/01/2022	650,000	692,036

Wisconsin Health & Educational
Facilities Authority
5.000%, 08/15/2027	535,000	626,827
		2,459,493
TOTAL MUNICIPAL BONDS
(Cost $169,063,439)		170,210,327

Total Investments
(Cost $169,063,439)–96.40%		170,210,327
Other Assets in
Excess of Liabilities–3.60%		6,348,936

TOTAL NET ASSETS–100.00%		$176,559,263

Percentages are stated as a percent of net assets.
(a)	Variable rate security; the rate shown represents the rate at February 28, 2017.
The accompanying notes are an integral part of these financial statements.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTIMX, PTRMX)

STATEMENTS OF OPERATIONS
For the Period Ended February 28, 2017 (Unaudited)

	Performance Trust	Performance Trust
	Strategic	Municipal
	Bond Fund	Bond Fund
Investment Income
Interest income	$22,062,425	$2,521,321
Dividend income	79,501	—
Total Investment Income	22,141,926	2,521,321

Expenses
Advisory fees	2,246,876	322,889
Administration and accounting fees	310,715	110,404
Transfer agent fees and expenses	97,189	35,568
Federal and state registration fees	37,370	33,618
Custody fees	25,058	4,339
Reports to shareholders	22,203	5,385
Audit and tax fees	9,512	9,234
Legal fees	8,077	7,997
Other expenses	7,366	4,079
Chief Compliance Officer fees	6,329	6,329
Trustees’ fees	2,911	2,911
Distribution fees	—	4,839
Total Expenses	2,773,606	547,592
Expense recovery or (waivers) by Adviser (Note 4)	—	(69,020)
Net Expenses	2,773,606	478,572

Net Investment Income	19,368,320	2,042,749

Realized And Unrealized Loss On Investments
Net realized loss from investments	(5,907,763)	(999,635)
Change in net unrealized appreciation/(depreciation) from investments	(8,953,432)	(7,856,553)
Net Realized And Unrealized Loss On Investments	(14,861,195)	(8,856,188)

Net Increase/(Decrease) In Net Assets From Operations	$4,507,125	$(6,813,439)

The accompanying notes are an integral part of these financial statements.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTIMX, PTRMX)

STATEMENTS OF CHANGES IN NET ASSETS
Performance Trust Strategic Bond Fund

	Six Months Ended
	February 28, 2017	Year Ended
	(Unaudited)	August 31, 2016
From Operations
Net investment income	$19,368,320	$18,161,603
Net realized gain/(loss) from investments	(5,907,763)	2,514,694
Change in net unrealized appreciation/(depreciation) from investments	(8,953,432)	7,360,338
Net increase in net assets from operations	4,507,125	28,036,635

From Distributions
Net investment income	(21,201,284)	(19,955,401)
Net decrease in net assets resulting from distributions paid	(21,201,284)	(19,955,401)

From Capital Share Transactions
Proceeds from shares sold	324,819,768	599,211,044
Shares issued in reinvestment of distributions declared	16,797,844	14,845,143
Cost for shares redeemed(1)	(179,257,932)	(97,914,936)
Net increase in net assets from capital share transactions	162,359,680	516,141,251

Total Increase In Net Assets	145,665,521	524,222,485

Net Assets
Beginning of period	688,597,257	164,374,772
End of period	$834,262,778	$688,597,257

Accumulated Undistributed Net Investment Income/(Loss)	$(1,742,366)	$90,598

(1)	Net of redemption fees of $75,493 and $100,677 for the period ended February 28, 2017 and the year ended August 31, 2016, respectively.
The accompanying notes are an integral part of these financial statements.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTIMX, PTRMX)

STATEMENTS OF CHANGES IN NET ASSETS
Performance Trust Municipal Bond Fund

	Six Months Ended
	February 28, 2017	Year Ended
	(Unaudited)	August 31, 2016
From Operations
Net investment income	$2,042,749	$2,588,806
Net realized gain/(loss) from investments	(999,635)	404,818
Change in net unrealized appreciation/(depreciation) from investments	(7,856,553)	6,812,740
Net increase/(decrease) in net assets from operations	(6,813,439)	9,806,364

From Distributions
Net investment income – Institutional Class	(1,641,909)	(2,118,941)
Net investment income – Retail Class	(317,429)	(478,103)
Net realized gain on investments – Institutional Class	(66,515)	—
Net realized gain on investments – Retail Class	(12,990)	—
Net decrease in net assets resulting from distributions paid	(2,038,843)	(2,597,044)

From Capital Share Transactions
Proceeds from shares sold – Institutional Class	61,396,555	87,009,114
Proceeds from shares sold – Retail Class	6,527,397	26,757,906
Shares issued in reinvestment of distributions declared – Institutional Class	1,404,194	1,589,311
Shares issued in reinvestment of distributions declared – Retail Class	291,090	424,217
Cost for shares redeemed – Institutional Class(1)	(33,849,260)	(28,281,814)
Cost for shares redeemed – Retail Class(2)	(11,568,021)	(7,231,357)
Net increase in net assets from capital share transactions	24,201,955	80,267,377

Total Increase In Net Assets	15,349,673	87,476,697

Net Assets
Beginning of period	161,209,590	73,732,893
End of period	$176,559,263	$161,209,590

Accumulated Undistributed Net Investment Income	$88,750	$5,339

(1)	Net of redemption fees of $3,965 and $12,797 for the period ended February 28, 2017, and the year ended August 31, 2016, respectively.
(2)	Net of redemption fees of $2,118 and $14,164 for the period ended February 28, 2017, and the year ended August 31, 2016, respectively.
The accompanying notes are an integral part of these financial statements.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTIMX, PTRMX)

PERFORMANCE TRUST STRATEGIC BOND FUND — FINANCIAL HIGHLIGHTS
Per Share Data for a Share Outstanding Throughout Each Period

	Six Months	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	February 28, 2017	August 31,	August 31,	August 31,	August 31,	August 31,
	(Unaudited)	2016	2015	2014	2013	2012

Net Asset Value,
Beginning of Period	$22.98	$22.53	$22.91	$21.86	$22.39	$21.14

Income /(loss) from
investment operations:
Net investment income)(1)	0.58	1.17	0.98	0.89	0.76	1.05
Net realized and unrealized
gain/(loss) on investments	(0.47)	0.46	(0.28)	1.17	(0.34)	1.52
Total from investment operations	0.11	1.63	0.70	2.06	0.42	2.57

Less distributions paid:
From net investment income	(0.62)	(1.19)	(1.08)	(1.01)	(0.88)	(1.23)
From net realized gain on investments	—	—	—	—	(0.07)	(0.09)
Total distributions paid	(0.62)	(1.19)	(1.08)	(1.01)	(0.95)	(1.32)

Paid-in capital from
redemption fees (Note 2)	0.00 (4)	0.01	0.00 (4)	0.00 (4)	0.00 (4)	—

Net Asset Value, End of Period	$22.47	$22.98	$22.53	$22.91	$21.86	$22.39

Total Return(2)	0.56%	7.48%	3.13%	9.62%	1.79%	12.61%

Supplemental Data and Ratios:
Net assets at end of period (000’s)	$834,263	$688,597	$164,375	$151,230	$188,605	$44,579

Ratio of expenses
to average net assets:
Before waiver and expense
reimbursement(3)	0.74%	0.79%	0.84%	0.86%	0.87%	1.34%
After waiver and expense
reimbursement(3)	0.74%	0.79%	0.84%	0.94%	0.95%	0.95%

Ratio of net investment income/(loss)
to average net assets:
Before waiver and expense
reimbursement(3)	5.17%	5.14%	4.31%	4.02%	3.42%	4.47%
After waiver and expense
reimbursement(3)	5.17%	5.14%	4.31%	3.94%	3.34%	4.86%

Portfolio turnover rate(2)	52.84%	45.58%	80.49%	53.47%	67.22%	52.42%

(1)	Per share net investment income was calculated using the average shares outstanding method.
(2)	Not annualized for periods less than one year.
(3)	Annualized for periods less than one year.
(4)	Rounds to less than 0.5 cent per share.
The accompanying notes are an integral part of these financial statements.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTIMX, PTRMX)

PERFORMANCE TRUST MUNICIPAL BOND FUND — FINANCIAL HIGHLIGHTS
Per Share Data for a Share Outstanding Throughout Each Period

	Six Months	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	February 28, 2017	August 31,	August 31,	August 31,	August 31,	August 31,
	(Unaudited)	2016	2015	2014	2013	2012
Institutional Class Shares

Net Asset Value,
Beginning of Period	$24.87	$23.26	$23.07	$21.16	$22.81	$20.18

Income/(loss) from
investment operations:
Net investment income(1)	0.30	0.57	0.61	0.71	0.79	0.79
Net realized and unrealized
gain/(loss) on investments	(1.32)	1.59	0.18	1.91	(1.46)	2.64
Total from investment operations	(1.02)	2.16	0.79	2.62	(0.67)	3.43

Less distributions paid:
From net investment income	(0.29)	(0.55)	(0.60)	(0.71)	(0.77)	(0.76)
From net realized gain on investments	(0.01)	—	—	—	(0.21)	(0.04)
Total distributions paid	(0.30)	(0.55)	(0.60)	(0.71)	(0.98)	(0.80)

Paid-in capital from
redemption fees (Note 2)	0.00 (4)	0.00 (4)	0.00 (4)	0.00 (4)	0.00 (4)	—

Net Asset Value, End of Period	$23.55	$24.87	$23.26	$23.07	$21.16	$22.81

Total Return(2)	(4.11)%	9.43%	3.41%	12.58%	(3.20)%	17.38%

Supplemental Data and Ratios:
Net assets at end of period (000’s)	$151,274	$129,466	$63,257	$41,000	$36,474	$20,842

Ratio of expenses
to average net assets:
Before waiver and
expense reimbursement(3)	0.67%	0.73%	0.86%	1.05%	1.23%	2.29%
After waiver and
expense reimbursement(3)	0.55%	0.55%	0.55%	0.55%	0.55%	0.55%

Ratio of net investment income
to average net assets:
Before waiver and
expense reimbursement(3)	2.46%	2.16%	2.30%	2.73%	2.78%	1.86%
After waiver and
expense reimbursement(3)	2.58%	2.34%	2.61%	3.23%	3.46%	3.60%

Portfolio turnover rate(2)	15.19%	13.66%	31.83%	62.87%	118.50%	131.34%

(1)	Per share net investment income was calculated using the average shares outstanding method.
(2)	Not annualized for periods less than one year.
(3)	Annualized for periods less than one year.
(4)	Rounds to less than 0.5 cent per share.
The accompanying notes are an integral part of these financial statements.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTIMX, PTRMX)

PERFORMANCE TRUST MUNICIPAL BOND FUND — FINANCIAL HIGHLIGHTS
Per Share Data for a Share Outstanding Throughout Each Period

	Six Months	Year	Year	Year	Period
	Ended	Ended	Ended	Ended	Ended
	February 28, 2017	August 31,	August 31,	August 31,	August 31,
	(Unaudited)	2016	2015	2014	2013(1)
Retail Class Shares

Net Asset Value, Beginning of Period	$24.91	$23.30	$23.09	$21.18	$22.96

Income/(loss) from investment operations:
Net investment income(2)	0.27	0.50	0.55	0.67	0.67
Net realized and unrealized gain/(loss) on investments	(1.32)	1.60	0.17	1.88	(1.70)
Total from investment operations	(1.05)	2.10	0.72	2.55	(1.03)

Less distributions paid:
From net investment income	(0.28)	(0.51)	(0.54)	(0.66)	(0.66)
From net realized gain on investments	(0.01)	—	—	—	(0.21)
Total distributions paid	(0.29)	(0.51)	(0.54)	(0.66)	(0.87)

Paid-in capital from redemption fees (Note 2)	0.00 (5)	0.02	0.03	0.02	0.12

Net Asset Value, End of Period	$23.57	$24.91	$23.30	$23.09	$21.18

Total Return(3)	(4.19)%	9.20%	3.29%	12.33%	(4.15)%

Supplemental Data and Ratios:
Net assets at end of period (000’s)	$25,285	$31,744	$10,476	$4,154	$228

Ratio of expenses to average net assets:
Before waiver and expense
reimbursement/recoupment(4)	0.70%	0.85%	1.10%	1.33%	1.45%
After waiver and expense
reimbursement/recoupment(4)	0.80%	0.80%	0.80%	0.80%	0.80%

Ratio of net investment income
to average net assets:
Before waiver and expense
reimbursement/recoupment(4)	2.40%	2.02%	2.05%	2.47%	2.57%
After waiver and expense
reimbursement/recoupment(4)	2.30%	2.07%	2.35%	3.00%	3.22%

Portfolio turnover rate(3)	15.19%	13.66%	31.83%	62.87%	118.50%

(1)	The Retail class shares commenced operations on September 28, 2012.
(2)	Per share net investment income was calculated using the average shares outstanding method.
(3)	Not annualized for periods less than one year.
(4)	Annualized for periods less than one year.
(5)	Rounds to less than 0.5 cent per share.
The accompanying notes are an integral part of these financial statements.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTIMX, PTRMX)

PERFORMANCE TRUST MUTUAL FUNDS – NOTES TO FINANCIAL STATEMENTS
February 28, 2017 (Unaudited)

1.	Organization

Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Performance Trust Mutual Funds (the “Funds”) are comprised of the Performance Trust Strategic Bond Fund (the “Strategic Bond Fund”), formerly known as the Performance Trust Total Return Bond Fund, and the Performance Trust Municipal Bond Fund (the “Municipal Bond Fund”), each representing a distinct diversified series with their own investment objectives and policies within the Trust. The investment objective of the Strategic Bond Fund is to purchase undervalued fixed income assets and achieve investment returns through interest income and potential capital appreciation. The investment objective of the Municipal Bond Fund is to provide a high level of current interest income that is substantially exempt from regular federal income taxes and is consistent with preservation of capital. The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value. The assets of the Funds are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Strategic Bond Fund commenced investment operations on September 1, 2010. The Municipal Bond Fund commenced investment operations on June 30, 2011 and September 28, 2012 for the Institutional and Retail Class shares, respectively. Retail Class shares are subject to a 0.25% Rule 12b-1 distribution and service fee. Each class of shares has identical rights and privileges except with respect to distribution fees, and voting rights on matters affecting a single class of shares. Costs incurred by the Funds in connection with the organization and the initial public offering of shares were paid by PT Asset Management, LLC (the “Adviser”), the Funds’ investment adviser. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

a.	Investment Valuation

Each security owned by the Funds that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. If the security is listed on more than one exchange, the Funds will use the price of the exchange that the Funds generally consider to be the principal exchange on which the security is traded. Portfolio securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the most recent bid and asked prices on such day or the security shall be valued at the latest sales price on the “composite market” for the day such security is being valued. The composite market is defined as a consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter markets as published by an approved independent pricing service (a “Pricing Service”).

Debt securities, such as U.S. government securities, corporate securities, municipal securities and asset-backed and mortgage-backed securities, including short-term debt instruments having a maturity of 60 days or less, are valued at the mean between the bid and ask prices provided by a Pricing Service. Pricing Services may use various valuation methodologies such as the mean between the bid and the asked prices, matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. If a price is not available from a Pricing Service, the most recent quotation obtained from one or more broker-dealers known to follow the issue will be obtained. Quotations will be valued at the mean between the bid and the offer. Any discount or premium is accreted or amortized over the expected life of the respective security using the constant yield 2 method.

Money market funds, demand notes and repurchase agreements are valued at cost. If cost does not represent current market value the securities will be priced at fair value.

Redeemable securities issued by open-end, registered investment companies are valued at the NAVs of such companies for purchase and/or redemption orders placed on that day. All exchange-traded funds are valued at the last reported sale price on the exchange on which the security is principally traded.

If market quotations are not readily available, a security or other asset will be valued at its fair value as determined under fair value pricing procedures approved by the Board of Trustees. These fair value pricing procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual fair value. The intended effect of using fair value pricing procedures is to ensure that the Fund is accurately priced. The Board of Trustees will regularly evaluate whether the Funds’ fair value pricing procedures continue to be appropriate in light of the specific circumstances of the Funds and the quality of prices obtained through the application of such procedures by the Trust’s valuation committee.

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification, “Fair Value Measurements and Disclosures” Topic 820 (“ASC 820”), establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value. ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. ASC 820 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value as well as expanded disclosure of valuation levels for each class of investments. These inputs are summarized in the three broad levels listed below:

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTIMX, PTRMX)

PERFORMANCE TRUST MUTUAL FUNDS – NOTES TO FINANCIAL STATEMENTS (CONT.)
February 28, 2017 (Unaudited)

» Level 1:	Quoted prices in active markets for identical securities.

» Level 2:	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

» Level 3:	Significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Funds’ investments carried at fair value as of February 28, 2017:

Performance Trust Strategic Bond Fund
	Level 1	Level 2	Level 3	Total
Fixed Income
Asset
Backed
Securities	$—	$53,855,904	$—	$53,855,904
Corporate
Bonds	—	13,031,432	—	13,031,432
Mortgage
Backed
Securities	—	437,700,071	1,761,200	439,461,271
Municipal
Bonds	—	277,097,817	—	277,097,817
US
Government
Notes/Bonds	—	14,987,205	—	14,987,205
Total Fixed
Income	—	796,672,429	1,761,200	798,433,629
Equity
Mutual
Funds	2,099,987	—	—	2,099,987
Total Equity	2,099,987	—	—	2,099,987
Short-Term
Investment	24,247,980	—	—	24,247,980
Total
Investments
in Securities	$26,347,967	$796,672,429	$1,761,200	$824,781,596

Performance Trust Municipal Bond Fund

	Level 1	Level 2	Level 3	Total
Fixed Income
Municipal
Bonds	$—	$170,210,327	$—	$170,210,327
Total Fixed
Income	—	170,210,327	—	170,210,327
Total
Investments
in Securities	$—	$170,210,327	$—	$170,210,327

It is the Funds’ policy to record transfers between levels as of the end of the reporting period. The following transfers were recorded this period:

Transfers into Level 2	$—
Transfers out of Level 2	(1,761,200)
Net transfers in and/or out of Level 2	$(1,761,200)
Transfers into Level 3	$1,761,200
Transfers out of Level 3	—
Net transfers in and/or out of Level 3	$1,761,200

Level 3 Reconciliation Disclosure

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Description	Investments in Securities
Balance as of August 31, 2016	$1,345,501
Acquisition/Purchase	—
Sales	—
Accrued Discounts/(Premiums)	8,590
Realized gain	—
Change in unrealized appreciation(1)	407,109
Balance as of February 28, 2017	$1,761,200

(1)	Included in the net unrealized appreciation on investments on the Statement of Assets & Liabilities.

The following table presents additional information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of February 28, 2017:

Impact to
Valuation
	Fair Value	Valuation	Unob-	from an
	February 28,	Method-	servable	Increase
	2017	ologies	Input(1)	in Input(2)
Mortgage	$1,761,200	Market	Market	Increase
Backed		Assessment/	Assessment/
Securities		Company	Company
		Specific	Announcements
Information

(1)
In determining these inputs, management evaluates a variety of factors including economic conditions, interest rates, industry and market developments, market valuations of comparable companies and company specific developments.

(2)
This column represents the directional change in the fair value of the Level 3 investment that would result from increases to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect.

The Funds did not hold any financial derivative instruments during the six months ended February 28, 2017.

b.	Short Positions

The Funds may sell a security they do not own in anticipation of a decline in the fair value of that security. When a Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which a Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale. The Funds are liable for any dividends or interest payable on securities while those securities are in a short position. Such amounts are recorded on the ex-dividend date as a dividend expense. As collateral for its short positions, the Funds are required under the 1940 Act to

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTIMX, PTRMX)

PERFORMANCE TRUST MUTUAL FUNDS – NOTES TO FINANCIAL STATEMENTS (CONT.)
February 28, 2017 (Unaudited)

maintain segregated assets consisting of cash, cash equivalents or liquid securities. The segregated assets are valued consistent with Note 2a above. The amount of segregated assets are required to be adjusted daily to reflect changes in the fair value of the securities sold short.  As of February 28, 2017, the Funds did not have any open short positions and accordingly did not have securities or cash held as collateral.

c.	Federal Income Taxes

The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to their shareholders sufficient to relieve them from all or substantially all federal income taxes. Therefore, no federal income tax provision has been provided.

As of and during the six months ended February 28, 2017, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to uncertain tax benefits as income tax expense in the Statements of Operations. During the six months ended February 28, 2017, the Funds did not incur any interest or penalties. The Funds are not subject to examination by U.S. taxing authorities for the tax periods prior to the year ended August 31, 2013.

d.	Distributions to Shareholders

The Funds will distribute any net investment income monthly. The Funds will distribute any net realized long- or short-term capital gains at least annually. Distributions from net realized gains for book purposes may include short-term capital gains. All short-term capital gains are included in ordinary income for tax purposes. Distributions to shareholders are recorded on the ex-dividend date. The Funds may also pay a special distribution at the end of the calendar year to comply with federal tax requirements.  Income and capital gain distributions may differ from GAAP, primarily due to timing differences in the recognition of income, gains and losses by the Funds.  To the extent that these differences are attributable to permanent book and tax accounting differences, the components of net assets have been adjusted.

e.	Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

f.	Share Valuation

The NAV per share of the Funds is calculated by dividing the sum of the value of the securities held by the Funds, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Funds, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading. The Funds charge a 2.00% redemption fee on shares redeemed within sixty days of purchase. These fees are deducted from the redemption proceeds otherwise payable to the shareholder. The Funds will retain the fee charged as an increase in paid-in capital and such fees become part of the Funds’ daily NAV calculation. For the six months ended February 28, 2017, the Funds collected redemption fees of $75,493 and $6,083 for the Strategic Bond Fund and Municipal Bond Fund, respectively.

g.	Allocation of Income, Expenses and Gains/Losses

Income, expenses (other than those deemed attributable to a specific share class), and gains and losses of the Municipal Bond Fund are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of the net assets of the Municipal Bond Fund. Expenses deemed directly attributable to a class of shares are recorded by the specific class. Most expenses are allocated by class based on relative net assets. Distribution and service (Rule 12b-1) fees are expensed at 0.25% of average daily net assets of the Retail Class shares of the Municipal Bond Fund. Expenses associated with a specific fund in the Trust are charged to that fund. Common expenses of the Trust are typically allocated evenly between the funds of the Trust, or by other equitable means.

h.	Other

Investment transactions are recorded on the trade date. The Funds determine the gain or loss from investment transactions on the basis of identified cost basis by comparing the original cost of the security lot sold with the net sale proceeds. Dividend income, less foreign withholding tax, is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Discounts premium and interest only strips are accreted or amortized over the expected life of the respective securities using the constant yield 2 method. Gains and losses on principal payments of mortgage backed securities (paydown gains and losses) are included as an adjustment to interest income in the Statements of Operations.

3.	Federal Tax Matters

The tax character of distributions paid during the years ended August 31, 2016 and August 31, 2015 was as follows:

PERFORMANCE TRUST STRATEGIC BOND FUND
	YEAR ENDED	YEAR ENDED
	AUGUST 31, 2016	AUGUST 31, 2015
Ordinary Income	$19,955,401	$7,587,117
Tax-Exempt Income	—	—
Long-Term Capital Gain	—	—

PERFORMANCE TRUST MUNICIPAL BOND FUND
	YEAR ENDED	YEAR ENDED
	AUGUST 31, 2016	AUGUST 31, 2015
Ordinary Income	$16,033	$3,500
Tax-Exempt Income	2,581,011	1,539,124
Long-Term Capital Gain	—	—

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTIMX, PTRMX)

PERFORMANCE TRUST MUTUAL FUNDS – NOTES TO FINANCIAL STATEMENTS (CONT.)
February 28, 2017 (Unaudited)

As of August 31, 2016, the components of accumulated earnings (losses) on a tax basis were as follows:

PERFORMANCE TRUST STRATEGIC BOND FUND
Cost basis of investments for federal
income tax purposes	$699,926,635
Gross tax unrealized appreciation	$14,453,548
Gross tax unrealized depreciation	(6,000,625)
Net tax unrealized appreciation	8,425,923
Undistributed ordinary income	90,598
Undistributed long-term capital gain	—
Total distributable earnings	90,598
Other accumulated losses	(2,037,160)
Total accumulated gains	$6,506,361

PERFORMANCE TRUST MUNICIPAL BOND FUND
Cost basis of investments for federal
income tax purposes	$144,068,132
Gross tax unrealized appreciation	$9,023,560
Gross tax unrealized depreciation	(20,639)
Net tax unrealized appreciation	9,002,921
Undistributed ordinary income	5,339
Undistributed long-term capital gain	79,473
Total distributable earnings	84,812
Other accumulated losses	—
Total accumulated gains	$9,087,733

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sale adjustments.

During the year ended August 31, 2016, the Strategic Bond Fund and Municipal Bond Fund utilized capital loss carryovers of $497,393 and $165,138, respectively. At August 31, 2016, the Strategic Bond Fund had short-term capital loss carryovers of $2,037,160. These losses will be carried forward indefinitely to offset future realized capital gains. To the extent the Funds realize future net capital gains, taxable distributions to their shareholders will be offset by any unused capital loss carryovers.

GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended August 31, 2016, the following reclassifications were made for permanent tax differences on the Statements of Assets and Liabilities:

	STRATEGIC	MUNICIPAL
	BOND FUND	BOND FUND
Accumulated undistributed
net investment income	$1,872,162	$—
Accumulated
undistributed net
realized gain/(loss)	$(1,872,162)	$(38,170)
Paid in capital	$—	$38,170

4.	Investment Adviser

The Trust has an Investment Advisory Agreement (the “Agreement”) with the Adviser to furnish investment advisory services to the Funds. Under the terms of the Agreement, the Funds compensate the Adviser for its management services at the annual rate of 0.60% for the Strategic Bond Fund and 0.40% for the Municipal Bond Fund of the respective Fund’s average daily net assets.

The Adviser has contractually agreed to waive its management fee and/or reimburse the Funds’ other expenses at least through December 29, 2017 at the discretion of the Adviser and the Board of Trustees, to the extent necessary to ensure that the total operating fund expenses (exclusive of front-end or contingent deferred sales loads, taxes, leverage, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividends or interest expense on short positions, acquired fund fees and expenses and extraordinary expenses such as litigation) do not exceed 0.95%, 0.55% and 0.80% (the “Expense Limitation Cap”) of the average daily net assets of the Strategic Bond Fund and Municipal Bond Fund – Institutional Class and Retail Class, respectively.  For the six months ended February 28, 2017, expenses of $82,092 for the Municipal Bond Fund – Institutional Class were waived and $13,072 were recouped for the Municipal Bond Fund – Retail Class by the Adviser. Any such waiver or reimbursement is subject to later adjustment to allow the Adviser to recover amounts waived or reimbursed to the extent actual fees and expenses for a fiscal period do not exceed the lesser of: (1) the Expense Limitation Cap in place at the time of the waiver and/or reimbursement; or (2) the Expense Limitation Cap in place at the time of recovery; provided, however, that the Adviser shall only be entitled to recover such amounts for a period of three years from the date such amount was waived or reimbursed.

The following table shows the remaining waived or reimbursed expenses subject to potential recovery expiring by:

	STRATEGIC	MUNICIPAL
	BOND FUND	BOND FUND
August 31, 2017	$—	$102,667
August 31, 2018	$—	$185,341
August 31, 2019	$—	$173,405
February 28, 2020	$—	$69,020

5.	Distribution and Shareholder Servicing Plan

The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plan”), on behalf of the Municipal Bond Fund, which authorizes it to pay Foreside Fund Services, LLC (the “Distributor”) a distribution and service (12b-1) fee of 0.25% of the Municipal Bond Fund’s average daily net assets for Retail Class shares, for services to prospective Fund shareholders and distribution of Municipal Bond Fund shares. The Distributor earned fees of $4,839 from Retail Class shares during the six months ended February 28, 2017.

6.	Related Party Transactions

U.S. Bancorp Fund Services, LLC (“USBFS” or the “Administrator”) acts as the Funds’ Administrator and Fund Accountant under an Administration Agreement. The Administrator performs various administrative and accounting services including: preparing various federal and state regulatory filings, reports and returns for the Funds; preparing reports and materials to be supplied to the Trustees; monitoring the activities of the Funds’ custodian, transfer agent and accountants; coordinating the preparation and payment of the Funds’ expenses; and reviewing the Funds’ expense accruals.  USBFS also serves as the transfer agent

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTIMX, PTRMX)

PERFORMANCE TRUST MUTUAL FUNDS – NOTES TO FINANCIAL STATEMENTS (CONT.)
February 28, 2017 (Unaudited)

to the Funds. U.S. Bank, N.A. (“US Bank”), an affiliate of USBFS, serves as each Fund’s custodian.  Fees incurred for the six months ended February 28, 2017, and owed as of February 28, 2017 are as follows:

Administration
and Accounting	Incurred	Owed
Strategic Bond Fund	$310,715	$94,473
Municipal Bond Fund	$110,404	$35,625

Transfer Agency	Incurred	Owed
Strategic Bond Fund	$97,189	$5,894
Municipal Bond Fund	$35,568	$10,957

Custody	Incurred	Owed
Strategic Bond Fund	$25,058	$4,740
Municipal Bond Fund	$4,339	$1,477

The Funds each have a line of credit with US Bank (see Note 10).

Certain officers of the Funds are also employees of USBFS. A Trustee of the Trust is affiliated with USBFS and US Bank.

The Trust’s Chief Compliance Officer is also an employee of USBFS.  Each Fund’s allocation of the Trust’s Chief Compliance Officer fee incurred for the period ended February 28, 2017, and owed as of February 28, 2017 are as follows:

	Incurred	Owed
Strategic Bond Fund	$6,329	$1,913
Municipal Bond Fund	$6,329	$1,912

7.	Capital Share Transactions

Transactions in shares of the Funds were as follows:

STRATEGIC BOND FUND
	SIX MONTHS ENDED	YEAR ENDED
	FEBRUARY 28, 2017	AUGUST 31, 2016
Shares sold	14,372,202	26,324,577
Shares issued
to holders in
reinvestment
of distributions	746,359	652,729
Shares redeemed	(7,955,301)	(4,312,665)
Net increase	7,163,261	22,664,641

MUNICIPAL BOND FUND – INSTITUTIONAL CLASS
	SIX MONTHS ENDED	YEAR ENDED
	FEBRUARY 28, 2017	AUGUST 31, 2016
Shares sold	2,592,563	3,577,783
Shares issued
to holders in
reinvestment
of distributions	59,352	65,311
Shares redeemed	(1,435,337)	(1,157,364)
Net increase	1,216,579	2,485,730

MUNICIPAL BOND FUND – RETAIL CLASS
	SIX MONTHS ENDED	YEAR ENDED
	FEBRUARY 28, 2017	AUGUST 31, 2016
Shares sold	271,797	1,100,834
Shares issued
to holders in
reinvestment
of distributions	12,271	17,377
Shares redeemed	(485,877)	(293,293)
Net increase (decrease)	(201,808)	824,918

8.	Investment Transactions

The aggregate purchases and sales of securities, excluding short-term investments, for the Funds for the six months ended February 28, 2017, are summarized below.

	STRATEGIC	MUNICIPAL
	BOND FUND	BOND FUND
Purchases
U.S. Government	$42,960,519	$—
Other	505,160,644	50,665,429
Sales
U.S. Government	$—	$—
Other	392,418,384	23,748,263

9.	Beneficial Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of a fund, under Section 2(a)(9) of the 1940 Act. At February 28, 2017, National Financial Services Corp. for the benefit of its customers, held 27.52% of the Strategic Bond Fund’s outstanding shares. At February 28, 2017, National Financial Services Corp., for the benefit of its customers, held 28.14% of the Municipal Bond Fund’s outstanding Institutional Class shares. At February 28, 2017, National Financial Services Corp., for the benefit of its customers, held 97.65% of the Municipal Bond Fund’s outstanding Retail Class shares.

10.	Line of Credit

At February 28, 2017, the Strategic Bond Fund and the Municipal Bond Fund each had a line of credit which matures on August 11, 2017 with a maximum borrowing equal to the lessor of $100,000,000 and $15,000,000, respectively, or 20% and 33.33%, respectively, of the fair value of unencumbered assets of each fund. These secured lines of credit are intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions. The Funds’ securities serve as collateral for the lines of credit. The credit facility is with the Funds’ custodian, US Bank. Interest was accrued at the bank’s prime rate (3.50% through December 14, 2016 and 3.75% thereafter). The following table provides information regarding usage of the line of credit for the six months ended February 28, 2017 for the Funds:

		Average		Maximum	Date of
	Days	Amount of	Interest	Amount of	Maximum
	Utilized	Borrowing	Expense	Borrowing	Borrowing
Strategic
Bond
Fund	5	$1,424,400	$742	$2,038,000	2/16/2017
Municipal
Bond
Fund	—	N/A	N/A	N/A	N/A

The Funds did not have any outstanding balances on the line of credit at February 28, 2017.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTIMX, PTRMX)

PERFORMANCE TRUST MUTUAL FUNDS – NOTES TO FINANCIAL STATEMENTS (CONT.)
February 28, 2017 (Unaudited)

11.	Regulatory Updates

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, “final rules”) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the impact that the adoption of the amendments to Regulation S-X will have on the financial statements and related disclosures.

12.	Subsequent Events

On March 30, 2017, distributions from ordinary income of $5,126,556, $406,079 and $61,360 for the Strategic Bond Fund and Municipal Bond Fund – Institutional Class and Retail Class, respectively, were declared and paid by the Funds to shareholders of record on March 29, 2017.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTIMX, PTRMX)

NOTICE OF PRIVACY POLICY & PRACTICES

We collect non-public personal information about you from the following sources:

»	information we receive about you on applications or other forms;

»	information you give us orally; and

»	information about your transactions with us or others.

We do not disclose any non-public personal information about our shareholders or former shareholders without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Funds.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibility.  All shareholder records will be disposed of in accordance with applicable law.  We maintain physical, electronic and procedural safeguards to protect your non-public personal information and require third parties to treat your nonpublic personal information with the same high degree of confidentiality.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTIMX, PTRMX)

EXPENSE EXAMPLE
Six Months Ended February 28, 2017 (Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees, distribution and service (12b-1) fees (Municipal Bond Fund – Retail Class only) and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (9/1/16 – 2/28/17).

Actual Expenses
The first line of each of the tables below provides information about actual account values and actual expenses for each Fund. However, the tables do not include shareholder specific fees, such as the $15.00 fee charged to IRA accounts, or the $15.00 fee charged for wire redemptions. The tables also do not include portfolio trading commissions and related trading costs. You will be charged a redemption fee equal to 2.00% of the net amount of the redemption if you redeem your shares of the Funds within 60 days of the purchase. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of each of the tables below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratios for each Fund and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of each of the tables is useful in comparing ongoing costs only, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

			EXPENSES PAID
			DURING PERIOD
PERFORMANCE TRUST	BEGINNING ACCOUNT VALUE	ENDING ACCOUNT VALUE	SEPTEMBER 1, 2016 –
STRATEGIC BOND FUND	SEPTEMBER 1, 2016	FEBRUARY 28, 2017	FEBRUARY 28, 2017*
Actual	$1,000	$1,005.60	$3.68
Hypothetical
(5% annual return before expenses)	$1,000	$1,021.12	$3.71

*	Expenses are equal to the Fund’s annualized expense ratio of 0.74%, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

			EXPENSES PAID
PERFORMANCE TRUST			DURING PERIOD
MUNICIPAL BOND FUND –	BEGINNING ACCOUNT VALUE	ENDING ACCOUNT VALUE	SEPTEMBER 1, 2016 –
INSTITUTIONAL CLASS	SEPTEMBER 1, 2016	FEBRUARY 28, 2017	FEBRUARY 28, 2017*
Actual	$1,000	$ 958.90	$2.67
Hypothetical
(5% annual return before expenses)	$1,000	$1,022.07	$2.76

*	Expenses are equal to the Fund’s annualized expense ratio of 0.55%, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

			EXPENSES PAID
PERFORMANCE TRUST			DURING PERIOD
MUNICIPAL BOND FUND –	BEGINNING ACCOUNT VALUE	ENDING ACCOUNT VALUE	SEPTEMBER 1, 2016 –
RETAIL CLASS	SEPTEMBER 1, 2016	FEBRUARY 28, 2017	FEBRUARY 28, 2017*
Actual	$1,000	$ 958.10	$3.88
Hypothetical
(5% annual return before expenses)	$1,000	$1,020.83	$4.01

*	Expenses are equal to the Fund’s annualized expense ratio of 0.80%, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTIMX, PTRMX)

ADDITIONAL INFORMATION
(Unaudited)

Availability of Proxy Voting Information
The Funds have adopted proxy voting policies and procedures that delegate to the Adviser the authority to vote proxies. A description of the Funds’ proxy voting policies and procedures is available without charge, upon request, by calling the Funds toll free at 1 (877) 738-9095. A description of these policies and procedures is also included in the Funds’ Statement of Additional Information, which is available on the SEC’s website at http://www.sec.gov.

The Funds’ proxy voting record for the most recent 12-month period ended June 30 is available without charge, upon request, by calling toll free, 1 (877) 738-9095, or by accessing the SEC’s website at http://www.sec.gov.

Portfolio Holdings
The Funds file their complete schedule of portfolio holdings with the SEC four times each fiscal year at quarter-ends. The Funds file their schedule of portfolio holdings with the SEC on Form N-Q (first and third quarters) and Form N-CSR (second and fourth quarters). Shareholders may view the Funds’ Forms N-CSR and N-Q on the SEC’s website at http://www.sec.gov. Forms N-CSR and N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the SEC’s Public Reference Room may be obtained by calling 1 (202) 551-8090 (direct) or 1 (800) SEC-0330 (general SEC number).

Householding
In an effort to decrease costs, the Funds intend to reduce the number of duplicate prospectuses and annual and semi-annual reports you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders the Funds reasonably believe are from the same family or household. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-877-738-9095 to request individual copies of these documents. Once the Funds receive notice to stop householding, the Funds will begin sending individual copies 30 days after receiving your request. This policy does not apply to account statements.

Forward Looking Statements
Except for historical information contained in this report for the Funds, the matters discussed in this report may constitute forward-looking statements made pursuant to the safe-harbor provisions of the Private Securities Litigation Reform Act of 1995. These include any adviser or portfolio manager predictions, assessments, analyses or outlooks for individual securities, industries, market sectors and/or markets. These statements involve risks and uncertainties. In addition to the general risks described for the Funds in the most recent prospectus, other factors bearing on this report include the accuracy of the Adviser’s or portfolio manager’s data, forecasts and predictions, and the appropriateness of the investment programs designed by the adviser or portfolio manager to implement their strategies efficiently and effectively. Any one or more of these factors, as well as other risks affecting the securities markets and investment instruments generally, could cause the actual results of the Funds to differ materially as compared to benchmarks associated with the Funds.

Indemnification
Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that provide general indemnification to other parties. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

Information About Trustees
The business and affairs of the Trust are managed under the direction of the Trust’s Board of Trustees. Information pertaining to the Trustees of the Trust is set forth below. The Funds’ Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request by calling 1 (877) 738-9095.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTIMX, PTRMX)

INDEPENDENT TRUSTEES
(Unaudited)

OTHER
				NUMBER OF	DIRECTORSHIPS
	POSITION(S)	TERM OF OFFICE	PRINCIPAL	PORTFOLIOS IN THE	HELD BY TRUSTEE
NAME, ADDRESS,	HELD WITH THE	AND LENGTH OF	OCCUPATION(S) DURING	TRUST OVERSEEN BY	DURING THE PAST
AND AGE	TRUST	TIME SERVED	THE PAST FIVE YEARS	TRUSTEE	FIVE YEARS

Michael D.	Trustee	Indefinite Term;	Professor and Chair,	35	Independent
Akers, Ph.D.		Since August 22,	Department of Accounting,		Trustee, USA
615 E. Michigan St.		2001	Marquette University		MUTUALS
Milwaukee, WI			(2004–present).		(an open-end
53202					investment
Age: 61					company with
two portfolios).

Gary A. Drska	Trustee	Indefinite Term;	Pilot, Frontier/	35	Independent
615 E. Michigan St.		Since August 22,	Midwest Airlines,		Trustee, USA
Milwaukee, WI		2001	Inc. (airline company)		MUTUALS
53202			(1986-present).		(an open-end
Age: 60					investment
company with
two portfolios).

Jonas B. Siegel	Trustee	Indefinite Term;	Retired (2011-present);	35	Independent
615 E. Michigan St.		Since October 23,	Managing Director,		Manager,
Milwaukee, WI		2009	Chief Administrative		Ramius IDF fund
53202			Officer (“CAO”)		complex (two
Age: 73			Chief Compliance		closed-end
			Officer (“CCO”),		investment
			Granite Capital		companies)
			International Group,		Independent
			L.P. (an investment		Trustee,
			management firm)		Gottex Trust (an
			(1994-2011).		open-end
investment
company with
one portfolio)
(2010–2015);
Independent
Trustee, Gottex
Multi-Asset
Endowment
fund complex
(three closed-end
investment
companies)
(2010–2015);
Independent
Trustee,
Gottex Multi-
Alternatives
fund complex
(three closed-end
investment
companies)
(2010–2015).

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTIMX, PTRMX)

INTERESTED TRUSTEE AND OFFICERS
(Unaudited)

OTHER
				NUMBER OF	DIRECTORSHIPS
	POSITION(S)	TERM OF OFFICE	PRINCIPAL	PORTFOLIOS IN THE	HELD BY TRUSTEE
NAME, ADDRESS,	HELD WITH THE	AND LENGTH OF	OCCUPATION(S) DURING	TRUST OVERSEEN BY	DURING THE PAST
AND AGE	TRUST	TIME SERVED	THE PAST FIVE YEARS	TRUSTEE	FIVE YEARS

Joseph C.	Chairperson	Indefinite Term;	Chief Operating	35	Trustee, Buffalo
Neuberger(1)	and Trustee	Since August 22,	Officer		Funds (an
615 E. Michigan St.		2001	(2016–present);		open-end
Milwaukee, WI			Executive Vice		investment
53202			President, U.S.		company with
Age: 54			Bancorp Fund		ten portfolios);
			Services, LLC		Trustee, USA
			(1994–present).		MUTUALS
(an open-end
investment
company with
two portfolios).

John P. Buckel	President,	Indefinite Term;	Vice President,	N/A	N/A
615 E. Michigan St.	and Principal	Since January 24,	U.S. Bancorp Fund
Milwaukee, WI	Executive	2013	Services, LLC
53202	Officer		(2004-present).
Age: 59

Jennifer A. Lima	Vice President,	Indefinite Term;	Vice President,	N/A	N/A
615 E. Michigan St.	Treasurer	Since January 24,	U.S. Bancorp Fund
Milwaukee, WI	and Principal	2013	Services, LLC
53202	Financial and		(2002–present).
Age: 43	Accounting
Officer

Anita M. Zagrodnik	Chief	Indefinite Term;	Senior Vice	N/A	N/A
615 E. Michigan St.	Compliance	Since July 1,	President, U.S.
Milwaukee, WI	Officer,	2014	Bancorp Fund
53202	Vice President		Services, LLC
Age: 56	and		(January 2014–
	Anti-Money		present); CCO
	Laundering		(2003–2013) and
	Officer		Senior Vice President,
Ariel Investments,
LLC (2010–2013).

Adam W. Smith	Secretary	Indefinite Term;	Assistant Vice	N/A	N/A
615 E. Michigan St.		Since	President, U.S.
Milwaukee, WI		May 29,	Bancorp Fund
53202		2015	Services, LLC
Age: 34			(2012–present);
Research Associate,
Vista360, LLC
(2010–2012).

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTIMX, PTRMX)

INTERESTED TRUSTEE AND OFFICERS
(Unaudited)

OTHER
				NUMBER OF	DIRECTORSHIPS
	POSITION(S)	TERM OF OFFICE	PRINCIPAL	PORTFOLIOS IN THE	HELD BY TRUSTEE
NAME, ADDRESS,	HELD WITH THE	AND LENGTH OF	OCCUPATION(S) DURING	TRUST OVERSEEN BY	DURING THE PAST
AND AGE	TRUST	TIME SERVED	THE PAST FIVE YEARS	TRUSTEE	FIVE YEARS

Cullen O. Small	Assistant	Indefinite Term;	Assistant Vice	N/A	N/A
615 E. Michigan St.	Treasurer	Since January 22,	President, U.S.
Milwaukee, WI		2015	Bancorp Fund
53202			Services, LLC
Age: 29			(2010–present).

Kelly A. Burns	Assistant	Indefinite Term;	Assistant Vice	N/A	N/A
615 E. Michigan St.	Treasurer	Since April 23,	President, U.S.
Milwaukee, WI		2015	Bancorp Fund
53202			Services, LLC
Age: 28			(2011–present).

Melissa Aguinaga	Assistant	Indefinite Term;	Assistant Vice	N/A	N/A
615 E. Michigan St.	Treasurer	Since July 1,	President, U.S.
Milwaukee, WI		2015	Bancorp Fund
53202			Services, LLC
Age: 29			(2010–present).

(1)
Mr. Neuberger is an “interested person” of the Trust as defined by the 1940 Act. Mr. Neuberger is an interested person of the Trust by virtue of the fact that he is a board member and an interested person of Quasar Distributors, LLC, who acts as principal underwriter for several series of the Trust, but not the Funds.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTIMX, PTRMX)

 (This Page Intentionally Left Blank.)

Investment Adviser
PT Asset Management, LLC
500 W. Madison, Suite 470
Chicago, IL  60661

888.282.3220
www.PTAMfunds.com

Fund Administrator, Transfer Agent,
and Fund Accountant
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI  53202

Custodian
U.S. Bank, N.A.
Custody Operations
1555 N. RiverCenter Drive, Suite 302
Milwaukee, WI  53212

Legal Counsel
Godfrey & Kahn, S.C.
833 East Michigan Street, Suite 1800
Milwaukee, WI  53202

Independent Registered
Public Accounting Firm
Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, OH  44115

Distributor
Foreside Fund Services, LLC
3 Canal Plaza, Suite 100
Portland, ME  04101

This report has been prepared for shareholders
and may be distributed to others only if preceded
or accompanied by a current prospectus.

The Performance Trust Mutual Funds are distributed
by Foreside Fund Services, LLC

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

 Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the last fiscal half-year covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Trust for Professional Managers

By (Signature and Title)*  /s/ John Buckel
   John Buckel, President

Date 5/1/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ John Buckel
  John Buckel, President

Date 5/1/2017

By (Signature and Title)* /s/ Jennifer Lima
  Jennifer Lima, Treasurer

Date  5/1/2017

* Print the name and title of each signing officer under his or her signature.